ING INVESTOR ELITE NY

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

The Policy

  Is issued by ReliaStar Life Insurance Company of New York.
  Is returnable by you during the free look period if you are not satisfied.

Premium Payments

  Are flexible, so the premium amount and frequency may vary.
  Are allocated to the variable account and the fixed account, based on your instructions.
  Are subject to specified fees and charges.

The Policy Value

  Is the sum of your holdings in the fixed account, the variable account and the loan account.
  Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.
  Has a minimum guaranteed rate of return for amounts in the fixed account.
  Is subject to specified fees and charges, including possible surrender charges.

Death Benefit Proceeds

Are paid if your policy is in force when the insured person dies.

Are calculated under your choice of options:

Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans and accrued loan interest and unpaid fees and charges.

Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Sales Compensation

  We pay compensation, to broker/dealers whose registered representatives sell the policy. See Distribution of the Policy, page 72, for further information about the amount of compensation we may pay.

Fund Managers

Funds managed by the following investment managers are available through the policy:

  AllianceBernstein, L.P.
  BAMCO, Inc.
  BlackRock Investment Management, LLC
  Capital Research and Management Company
  Columbia Management Advisors, LLC
  Directed Services LLC
  Evergreen Investment Management Company, LLC
  Fidelity Management & Research Co.
  Ibbotson Associates
  ING Clarion Real Estate Securities L.P
  ING Investment Management Advisors, B.V.
  ING Investment Management Co.
  J.P. Morgan Investment Management Inc.
  Julius Baer Investment Management, LLC
  Legg Mason Capital Management, Inc.
  Lehman Brothers Asset Management LLC
  Marsico Capital Management, LLC
  Massachusetts Financial Services Company
  Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
  Neuberger Berman, LLC
  Neuberger Berman Management Inc.
  OppenheimerFunds, Inc.
  Pacific Investment Management Company LLC
  Pioneer Investment Management, Inc.
  T. Rowe Price Associates, Inc.
  UBS Global Asset Management (Americas) Inc.
  Wells Capital Management, Inc.

This prospectus describes what you should know before purchasing the ING Investor Elite NY variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 28, 2008.

TABLE OF CONTENTS

	Page		Page
POLICY SUMMARY	3	Termination of Coverage	56
The Policy’s Features and Benefits	3	TAX CONSIDERATIONS	58
Factors You Should Consider Before		Tax Status of the Company	58
Purchasing a Policy	6	Tax Status of the Policy	59
Fees and Charges	8	Diversification and Investor Control Requirements	59
THE COMPANY, THE VARIABLE		Tax Treatment of Policy Death Benefits	60
ACCOUNT AND THE FIXED ACCOUNT	14	Distributions Other than Death Benefits	60
ReliaStar Life Insurance Company of New York	14	Other Tax Matters	62
The Investment Options	16	ADDITIONAL INFORMATION	65
DETAILED INFORMATION ABOUT		General Policy Provisions	65
THE POLICY	20	Distribution of the Policy	72
Underwriting	21	Legal Proceedings	75
Purchasing a Policy	21	Financial Statements	76
Fees and Charges	24	APPENDIX A	A-1
Death Benefits	31	APPENDIX B	B-1
Additional Insurance Benefits	37	APPENDIX C	C-1
Policy Value	45	MORE INFORMATION IS AVAILABLE	Back Cover
Special Features and Benefits	47

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

	Page Where		Page Where
Term	Defined	Term	Defined
Age	21	Policy Date	21
Fixed Account	4	Policy Value	45
Fixed Account Value	45	Preferred Loans	48
Loan Account	47	Segment or Coverage Segment	32
Loan Account Value	47	Surrender Value	56
Monthly Processing Date	26	Valuation Date	45
Net Premium	3	Variable Account	4
Net Policy Value	4	Variable Account Value	5

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company of New York. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

You may contact us about the policy at our:	ING Customer Service Center
P.O. Box 5033
Minot, North Dakota 58702-5033
1-877-886-5050
www.ingservicecenter.com

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POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium	· You choose when to pay and how much to pay, but you cannot pay additional premiums
Payments	after age 100 and we may refuse to accept any premium less than $25.
· You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.
Payments, See Premium page 22.	· We may refuse any premium that would disqualify your policy as life insurance under
Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.
· We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look Period	· During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
See Free Look Period,	· The free look period is generally ten days from your receipt of the policy.
page 24	· During the free look period, your net premium will be allocated to the subaccount that invests in the ING Liquid Assets Portfolio. See Allocation of Net Premium, page 23.
· Upon cancellation of your policy during the free look period, you will receive a return of all premium we have received.

Temporary	· If you apply and qualify, we may issue temporary insurance equal to the amount of
Insurance	insurance for which you applied.
· If the insured person’s age is 69 or less, the maximum amount of temporary insurance
See Temporary	coverage is $500,000. Otherwise, the maximum amount of temporary insurance coverage
Insurance, page 24.	is $250,000.

Death Benefits	· Death benefits are paid if your policy is in force when the insured person dies.
· Until age 100, the amount of the death benefit will depend on which death benefit option
See Death Benefits,	is in effect when the insured person dies.
page 31.	· You may choose between one of three death benefit options:
Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in
Appendix A;
Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.
· After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A. See Full Death Benefit Rider, page 43.
· We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans and accrued loan interest and unpaid fees and charges.
· The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

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Death Benefit	· Until the earlier of your fifth policy anniversary or the end of the Basic Death Benefit
Guarantees	Guarantee period, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.
See Death Benefit	· Thereafter, your policy will not lapse as long as your policy value minus the loan account
Guarantees, page 36.	value (the “net policy value”) is enough to pay the periodic fees and charges, when due.
· However, the policy has two death benefit guarantees that provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due:
The Basic Death Benefit Guarantee is standard on every policy. For issue ages 0-64, this guarantee generally lasts for the lesser of 15 years or to age 70. For issue ages 65 and above, this guarantee generally lasts for the lesser of five years or to age 80, but not less than one year. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date.
There is no charge for this guarantee; and
The Lifetime Death Benefit Guarantee Rider is an optional rider benefit that may be available, but only when you apply for the policy. Under this rider your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the lifetime death benefit guarantee premium payments to the next monthly processing date. There is no charge for this rider.
· A death benefit guarantee may not be available or the length of a guarantee period may be limited for substandard rated policies or policies with certain selected options or benefits.

Rider Benefits	· Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
See Additional	Optional rider benefits that you must select before they are added to your policy; and
Insurance Benefits,	Rider benefits that automatically come with your policy.
page 37.	· In many cases, we deduct an additional monthly charge for optional rider benefits.
· Not all riders may be available under your policy.

Investment	· You may allocate your net premiums to the subaccounts of the ReliaStar Life Insurance
Options	Company of New York Variable Life Separate Account I (the “variable account”) and our fixed account.

See The Investment	· The variable account is one of our separate accounts and consists of subaccounts that
Options, page 16	invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.
· Your variable account value will vary with the investment performance of the funds underlying the subaccounts and the charges we deduct from your variable account value.
· The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
· We credit interest of at least 3.00% per year on amounts allocated to the fixed account.
· We may, in our sole discretion, credit interest in excess of 3.00%.

Transfers	· You currently may make an unlimited number of transfers between the subaccounts and to the fixed account. We reserve the right, however, to limit you to 12 transfers each policy
See Transfers,	year, and transfers are subject to any other limits, conditions and restrictions that we or the
page 49.	funds whose shares are involved may impose. See Limits on Frequent or Disruptive
Transfers, page 51.
· There are certain restrictions on transfers from the fixed account.
· We currently do not charge for transfers. We reserve the right, however, to charge up to
$25 for each transfer.

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Asset Allocation	· Dollar cost averaging is a systematic program of transferring policy values to selected
Programs	investment options. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when the price of a fund’s shares is low.
See Dollar Cost	· Automatic rebalancing is a systematic program through which your variable and fixed
Averaging, page 49.	account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.
See Automatic	· There is currently no charge to participate in the dollar cost averaging or automatic
Rebalancing, page 50.	rebalancing programs, although we reserve the right to assess a charge in the future.
· Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans	· You may take loans against your policy’s surrender value. We reserve the right to limit borrowing during the first policy year.
See Loans, page 47.	· Generally a loan must be at least $500 and may not exceed 90% of your surrender value.
· When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
· We credit amounts held in the loan account with interest at an annual rate of 3.00%.
· We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate currently equal to 4.76%.
· After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate of 2.91% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.
· Loans reduce your policy’s death benefit proceeds and may cause your policy to lapse.
· Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.

Partial	· After the first policy year, you may withdraw part of your policy’s surrender value.
Withdrawals	· We currently allow one partial withdrawal each year during the first ten policy years and
12 partial withdrawals each policy year thereafter.
See Partial	· A partial withdrawal must be at least $500.
Withdrawals, page 54.	· In policy years two through ten you may not withdraw more than 20% of your surrender value.
· We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
· Partial withdrawals reduce your policy’s base death benefit and policy value.
· Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.

Surrenders	· You may surrender your policy for its surrender value any time before the death of the insured person.
See Surrender,	· If you surrender your policy or decrease the amount of your insurance coverage, you may
page 56.	incur a surrender charge.
· Surrender charges apply for ten policy years and for ten years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the surrender charge period.
· Surrender charge rates vary by gender, risk class and age at issue.
· For a decrease in your insurance coverage, surrender charges are assessed against the policy value. If there are multiple coverage segments, the decrease and surrender charges will be processed on a pro rata basis.
· If the surrender charge exceeds the available net policy value, there will be no proceeds paid to you on surrender.
· All insurance coverage ends on the date we receive your surrender request in good order.
· If you surrender your policy, it cannot be reinstated.
· Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

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Reinstatement	· Reinstatement means putting a lapsed policy back in force.
· You may reinstate your policy and riders within five years of its lapse if you did not
See Reinstatement,	surrender your policy, you still own the policy and the insured person is still insurable.
page 57.	· You will need to pay the required reinstatement premium.
· If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.
· A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
· Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the subaccounts of the variable account.

Life Insurance	· The policy is not a short-term investment and should be purchased only if you need life
Coverage	insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
· You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges	· In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus
See Fees and Charges,	policy fees and charges. Therefore, you should purchase a policy only if you intend and
page 24.	have the financial capability to keep the policy in force for a substantial period of time.
· A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
· We believe the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse	· Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
See Lapse, page 56.	A death benefit guarantee is in effect; or
Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.
· If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
· If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

Exchanges	· Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.
See Purchasing a	· Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s)
Policy, page 21.	will be subject to fees or penalties upon surrender or cancellation.
· Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

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Investment Risk	· You should evaluate the policy’s long-term investment potential and risks before purchasing a policy.
See The Variable	· For amounts you allocate to the subaccounts of the variable account:
Account, page 16.	Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective;
and
You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
· For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.

Taxation	· Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify
See TAX	as a life insurance contract. We believe it is reasonable to conclude that the policy will
CONSIDERATIONS,	qualify as a life insurance contract.
page 58.	· Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:
Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.
· In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
· There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.
· Consult with a qualified legal or tax adviser before you purchase a policy.

Sales	· We pay compensation to broker/dealers whose registered representatives sell the policy.
Compensation	· Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
See Distribution of the	· We generally pay more compensation on premiums paid for base insurance coverage than
Policy, page 72.	we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative the right blend of base coverage and term rider coverage for you.

Other Products	· We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.
· Contact your agent/registered representative if you would like information about these other products.

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Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 25.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges

Premium Expense	· When you make a	· 4.50% of each premium payment.
Charge	premium payment.

Partial Withdrawal	· When you take a	· $25.
Fee	partial withdrawal.

Surrender Charge [1]	· When you	Range from
	surrender or	· $2.63 to $39.86 per $1,000 of insurance coverage.
decrease your
	insurance	Representative insured person
	coverage.	· $20 per $1,000 of insurance coverage.
· The representative insured person is a male, age 45 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.

Transfer Charge [2]	· Each time you	· $25.
make a transfer
between
investment options.

Excess Illustration	· Each time you	· $50.
Fee [2]	request an
illustration after
the first each
policy year.

Excess Annual	· Each time you	· $50.
Policy Report Fee [2]	request an annual
policy report after
the first each
policy year.

Accelerated Death	· On the date the	· $300 per acceleration request.
Benefit Rider	acceleration
Charge	request is
processed.

1	Each segment of insurance coverage has its own set of surrender charges. The surrender charge rates vary based on the insured person’s gender, age and risk class. The rates shown for the representative insured person are for the first segment year.

Surrender charges remain level for the first five years and then decrease uniformly each month thereafter until they reach zero at the end of the tenth segment year.

2	We do not currently assess this charge.

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Transaction Fees and Charges (continued).

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges

Overloan Lapse	· On the monthly	· 3.50% of the policy value. [3]
Protection Rider	processing date on
or next following
the date we receive
your request to
exercise the rider
benefit.

Periodic Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 26; and Loan Interest, page 47.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [4]

Cost of Insurance	· On each monthly	Range from
Charge [5]	processing date.	· $0.06 to $83.33 per $1,000 of insurance coverage.

Representative insured person
· $0.38 per $1,000 of insurance coverage.
· The representative joint insured person is a male, age 45 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.

Administrative	· On each monthly	· $10.
Charge	processing date.

Monthly Amount	· On the monthly	Range from
Charge [5]	processing date	· $0.05 to $1.08 per $1,000 of insurance coverage.
during the first ten
	policy years (or ten	Representative insured person
	years following an	· $0.13 per $1,000 of insurance coverage.
	increase in your	· The representative joint insured person is a male, age 45 in the
	insurance	preferred no tobacco risk class, with an amount of insurance
	coverage).	coverage in effect of $250,000.

3	Your policy value is the sum of your holdings in the fixed account, the variable account and the loan account.

4	This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

5	The cost of insurance rates and the monthly amount charges vary based on the amount of insurance coverage and the insured person’s age at issue and the age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of insurance coverage. The rates shown for the representative insured person are for the first policy year and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Periodic Fees and Charges (continued).

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [6]

Mortality and	· On the monthly	· 0.04% monthly (0.50% annually) of variable account value (after
Expense Risk	processing date.	the other monthly fees and charges are deducted) in policy years
Charge [7]		1 – 10.

Loan Interest	· Payable in advance	· 4.76% annually of the amount held in the loan account for non-
Charge	at the time you	preferred loans.
	take a loan and	· 2.91% annually of the amount held in the loan account for
	each policy year	preferred loans.
thereafter.

Optional Rider Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month for each of the optional rider benefits. See Rider Fees and Charges, page 28.

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [6]

Accidental Death	· On each monthly	Range from
Benefit Rider [8]	processing date.	· $0.07 to $0.17 per $1,000 of rider benefit.

Representative insured person
· $0.07 per $1,000 of rider benefit.
· The representative insured person is a male, age 45 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.

Additional Insured	· On each monthly	Range from
Rider [8]	processing date.	· $0.08 to $83.33 per $1,000 of rider benefit.

Representative insured person
· $0.11 per $1,000 of rider benefit.
· The representative additional insured person is a female, age 30 in the no tobacco risk class.

6	This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

7	The monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 28, for the monthly rate without rounding.

8	The rates for a particular rider depend on various factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first policy year and they generally increase each year thereafter. Some rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Optional Rider Fees and Charges (continued).

Amount Deducted

Charge	When Deducted	Maximum Guaranteed Charges [9]

Term Insurance	· On each monthly	Range from
Rider [10]	processing date to	· $0.06 to $83.33 per $1,000 of rider benefit.
age 80.
Representative insured person
· $0.28 per $1,000 of rider benefit.
· The representative insured person is a male, age 45 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.

Total Disability	· On each monthly	Range from
Specified Premium	processing date.	· $0.04 to $0.17 per $1 of the specified amount of premium.
Rider [10]
Representative insured person
· $0.06 per $1 of the specified amount of premium.
· The representative insured person is a male, age 45 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.

Waiver of Monthly	· On each monthly	Range from
Deduction Rider [10]	processing date.	· $0.04 to $0.48 per $1 of the periodic fees and charges due each month.

Representative insured person
· $0.08 per $1 of the periodic fees and charge due each month.
· The representative insured person is a male, age 45 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $250,000.

9	This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

10	The rates for a particular rider depend on various factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first policy year and they generally increase each year thereafter. Some rates shown have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Fund Fees and Expenses. The following table shows the minimum and maximum total gross annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 29.

	Minimum	Maximum
Total Gross Annual Fund Expenses [11] (deducted from fund assets)	0.26%	1.25%

Total gross annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total gross annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 17.

11	Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total gross annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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ING Investor Elite NY
13

     THE COMPANY, THE VARIABLE ACCOUNT AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company of New York

We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We are a wholly owned indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Groep N.V. is headquartered in Amsterdam, The Netherlands. Although we are a subsidiary of ING Groep N.V., ING Groep N.V. is not responsible for the obligations under the policy. The obligations under the policy are solely the responsibility of ReliaStar Life Insurance Company of New York.

We are also a member of the Insurance Marketplace Standards Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments – The Company and the Industry

As with many financial services companies, the company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.

Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anticompetitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action

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involving the company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged. In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the company.

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Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 58, for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the company to administrative penalties, unanticipated remediation or other claims and costs.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I on March 23, 1982, as one of our separate accounts under the laws of the State of New York. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, New York law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account.

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Funds Available Through the Variable Account. The following chart lists the funds that are available through the variable account.

Certain of these funds are structured as “fund of funds.” A “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The “fund of funds” available through the policy are identified below.

Funds Available Through the Variable Account

· American Funds – Growth Fund (Class 2)	· ING Pioneer Fund Portfolio (Class I)
· American Funds – Growth-Income Fund (Class 2)	· ING Pioneer Mid Cap Value Portfolio (Class I)
· American Funds – International Fund (Class 2)	· ING Stock Index Portfolio (Class I)
· Fidelity® VIP Contrafund® Portfolio (Initial	· ING T. Rowe Price Capital Appreciation Portfolio
Class)	(Class I)
· Fidelity® VIP Equity-Income Portfolio (Initial	· ING T. Rowe Price Equity Income Portfolio
Class)	(Class I)
· ING AllianceBernstein Mid Cap Growth Portfolio	· ING Van Kampen Capital Growth Portfolio
(Class I)	(Class I)
· ING BlackRock Large Cap Growth Portfolio	· ING Van Kampen Growth and Income Portfolio
(Class I)	(Class S)
· ING Evergreen Health Sciences Portfolio	· ING VP Index Plus International Equity Portfolio
(Class I)	(Class S)
· ING Evergreen Omega Portfolio (Class I)	· ING Wells Fargo Small Cap Disciplined Portfolio
· ING FMRSM Diversified Mid Cap Portfolio	(Class I)
(Class I)	· ING Baron Small Cap Growth Portfolio (I Class)
· ING Focus 5 Portfolio (Class I)	· ING Columbia Small Cap Value II Portfolio
· ING Franklin Templeton Founding Strategy	(I Class)
Portfolio (Class I)*	· ING JP Morgan Mid Cap Value Portfolio (I Class)
· ING Global Real Estate Portfolio (Class S)	· ING Neuberger Berman Partners Portfolio
· ING Global Resources Portfolio (Class I)	(I Class)
· ING JPMorgan Emerging Markets Equity	· ING Oppenheimer Global Portfolio (I Class)
Portfolio (Class I)	~~·~~ ING Oppenheimer Strategic Income Portfolio
· ING JPMorgan Small Cap Core Equity Portfolio	(S Class)
(Class I)	~~·~~ ING Pioneer High Yield Portfolio (I Class)
· ING JPMorgan Value Opportunities Portfolio	· ING T. Rowe Price Diversified Mid Cap Growth
(Class I)	Portfolio (I Class)
· ING Julius Baer Foreign Portfolio (Class I)	· ING UBS U.S. Large Cap Equity Portfolio
· ING Legg Mason Value Portfolio (Class I)	(I Class)
· ING LifeStyle Aggressive Growth Portfolio	· ING Van Kampen Comstock Portfolio (I Class)
(Class I)*	· ING Van Kampen Equity and Income Portfolio
· ING LifeStyle Growth Portfolio (Class I)*	(I Class)
· ING LifeStyle Moderate Growth Portfolio	· ING VP Balanced Portfolio (Class I)
(Class I)*	· ING VP Intermediate Bond Portfolio (Class I)
· ING LifeStyle Moderate Portfolio (Class I)*	· ING Lehman Brothers U.S. Aggregate Bond
· ING Limited Maturity Bond Portfolio (Class S)	Index ® Portfolio (Class I)
· ING Liquid Assets Portfolio (Class I)	· ING RussellTM Small Cap Index Portfolio
· ING Marsico Growth Portfolio (Class I)	(Class I)
· ING Marsico International Opportunities Portfolio	· ING VP Index Plus LargeCap Portfolio (Class I)
(Class I)	· ING VP Index Plus MidCap Portfolio (Class I)
· ING MFS Total Return Portfolio (Class I)	· ING VP Index Plus SmallCap Portfolio (Class I)
· ING MFS Utilities Portfolio (Class S)	· ING VP SmallCap Opportunities Portfolio
· ING Oppenheimer Main Street Portfolio ®	(Class I)
Class I)	· Neuberger Berman AMT Socially Responsive
· ING PIMCO Core Bond Portfolio (Class I)	Portfolio® (Class I)

*	These funds are structured as “fund of funds.” See the Fund Fees and Expenses table on page 12 and the Fund Fees and Expenses section on page 29 for more information about “fund of funds.”

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See Appendix B to this prospectus for more information about the funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. You may obtain these documents by contacting us at our Customer Service Center.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

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Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;

Offer additional subaccounts that will invest in funds we find appropriate for policies we issue;

Eliminate subaccounts;

Combine two or more subaccounts;

Close subaccounts. We will notify you in advance by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to your most recent allocation instructions.

If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. See also the Transfers section of this prospectus, page 49, for information about making subaccount allocation changes;

Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

A fund no longer suits the purposes of your policy;

There is a change in laws or regulations;

There is a change in the fund’s investment objectives or restrictions;

The fund is no longer available for investment; or

Another reason we deem a substitution is appropriate.

In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;

Transfer assets related to your policy class to another separate account;

Withdraw the variable account from registration under the 1940 Act;

Operate the variable account as a management investment company under the 1940 Act;

Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;

Stop selling the policy;

End any employer or plan trustee agreement with us under the agreement’s terms;

Limit or eliminate any voting rights for the variable account; or

Make any changes required by the1940 Act or its rules or regulations.

We will not make a change until it is effective with the SEC and approved by We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). We will notify you of any changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our Customer Service Center.

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The Fixed Account

You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00% . Additionally, we guarantee that the interest rate will not change more frequently than every policy anniversary. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the “1940 Act” (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard ING Investor Elite NY variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

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Underwriting

On the application you will provide us with certain health and other necessary information. Upon receipt of an application, we will follow our underwriting procedures to determine whether the proposed insured person is insurable by us. Before we can make this determination, we may need to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we also determine the risk class for the proposed insured person if the application is accepted. Risk class is based on such factors as the proposed insured person’s age, gender and health. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

Purchasing a Policy

To purchase a policy you must submit an application to us. On that application you will, among other things, select:

  The amount of your initial insurance coverage (which generally must be at least $100,000);
  Your initial death benefit option;
  The death benefit qualification test to apply to your policy (we may limit the amount of coverage we will issue on the life of the insured person where the cash value accumulation test is chosen); and
  Any riders or optional benefits.

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 90. “Age” under the policy means the insured person’s age nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

If your policy was issued to replace a policy subject to New York’s Regulation 60, you may, under certain conditions, reinstate the replaced policy to its full force and effect without underwriting approval. Contact our Customer Service Center or your agent/registered representative for further information.

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Important Information About the Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Term Insurance Rider section of this prospectus, page 39, when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

  We may refuse to accept any premium less than $25;
  You cannot pay additional premiums after age 100;
  We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
  We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and
  We may refuse to accept any premium that does not comply with our anti- money laundering program. See Anti-Money Laundering, page 67.

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person’s gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the Basic Death Benefit Guarantee period.

See Basic Death Benefit Guarantee, page 42. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the Basic Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Lifetime Death Benefit Guarantee in force. See Death Benefit Guarantees, page 36.

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Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 56.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

  We receive the required initial minimum premium;
  All issue requirements have been received by our Customer Service Center; and
  We approve your policy for issue.

We allocate your initial net premium in the subaccount that invests in the ING Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and the available subaccounts that you have selected based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

All net premiums we receive after the initial premium are allocated to your policy on the valuation date of their receipt in good order. We will allocate net premiums to the available subaccounts using your most recent premium allocation instructions specified in whole percentages totaling 100%. If your most recent premium allocation instructions includes a fund that corresponds to a subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable fund may be automatically allocated among all the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our Customer Service Center. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 56, for more information about how to keep your policy from lapsing. See also Reinstatement, page 57, for more information about how to put your policy back in force if it has lapsed.

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Free Look Period

During the free look period, you have the right to examine your policy and return it to us for a refund if you are not satisfied for any reason. The free look period is generally ten days from your receipt of the policy.

If you request a free look refund or return your policy to us during the free look period, we will cancel it as of your policy date and send you a refund equal to a return of all premium we have received.

Temporary Insurance	In some of our

forms

If you pay the minimum initial premium and qualify, we	temporary

may issue you temporary insurance. If the insured	insurance is

person’s age is 69 or less, the maximum amount of	referred to as

temporary insurance coverage $500,000; otherwise the	“Conditional

maximum amount of temporary insurance coverage is	Receipt.”
$250,000.

Temporary insurance coverage begins when all of the following events have occurred:

  You have completed and signed our temporary insurance coverage form;
  All required medical examinations and tests have been completed within 60 days of the date of the temporary insurance coverage form;
  We determine that, as of the date of the required medical examinations and tests, the insured person is insurable for the amount and plan applied for;
  We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
  The necessary parts of the application are complete.

During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 23. If a policy is not issued and temporary insurance coverage ends, any premium received will be returned without interest.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

  Providing the insurance benefits of the policy (including any rider benefits);
  Administering the policy;
  Assuming certain risks in connection with the policy; and
  Incurring expenses in distributing the policy.

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The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge of 4.50% from each premium payment we receive.

This charge helps offset:

  The expenses we incur in selling the policy;
  The costs of various state and local taxes; and
  The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:

  Surrender your policy; or
  Decrease your insurance coverage.

The amount of the surrender charge depends on the surrender charge rates.

When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. These surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth policy or segment year. See Changes in the Amount of Your Insurance Coverage, page 31.

Surrender charge rates will not exceed $39.86 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy. See the Transaction Fees and Charges table, beginning on page 8, for the minimum and maximum surrender charge rates and the rates for a representative insured person.

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For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit or exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your policy value.

Periodic Fees and Charges	In the policy

form the

We deduct the following periodic fees and charges from	“monthly

your policy value on the monthly processing date. The	processing

monthly processing date is the same date each month as	date” is referred

your policy date. If that date is not a valuation date, then	to as the

the monthly processing date is the next valuation date.	“Monthly

Anniversary.”

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At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the subaccounts and fixed account in the same proportion that your value in each has to your net policy value.

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit, discounted to take into account one month’s interest earnings at an assumed 3.00% annual interest rate; and
  Your policy value minus the fees and charges due on that date, other than cost of insurance charges and the cost of the Waiver of Monthly Deduction Rider, if applicable.

Monthly cost of insurance rates are based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex Distinct Mortality Tables. Current cost of insurance rates are generally lower for policies having total coverage amounts of at least $250,000. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table beginning on page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;
  The fees and charges we deduct;
  Any partial withdrawals you take;
  Interest earnings on the amounts allocated to the fixed account;
  Interest earned on amounts held in the loan account; and
  The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

The cost of insurance charge helps compensate us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

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Administrative Charge. The monthly administrative charge is currently $8.50 and is guaranteed not to exceed $10. The administrative charge helps compensate us for the costs associated with administering the policies.

Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. The monthly amount charge is based on the insured person’s age at issue, gender, risk class and current amount of insurance coverage for each segment. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will result in a proportionate decrease in this charge. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, beginning on page 9, for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents’ commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.0417% (0.50% annually) of your variable account value after all other monthly fees and charges are deducted. After the tenth policy year, this charge is eliminated.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table, beginning on page 10, and the Optional Rider Benefits section, page 38. See also the Transaction Fees and Charges table, beginning on page 8, and the Automatic Rider Benefits section, page 41.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

  Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
  Corporate purchasers; or
  Our policyholders or the policyholders of our affiliated companies.

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Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 12 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

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These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fees has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant. Revenues received by the company from unaffiliated funds and/or their affiliates may include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the policy.

These revenues are received as cash payments, and if the three unaffiliated fund families currently offered through the policy were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

  Fidelity® Variable Insurance Product Portfolios;
  American Funds Insurance Series; and
  Neuberger Berman AMT Portfolios® .

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help expense offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available through the policy are identified in the list of funds available through the variable account on page 17.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 72.

Death Benefits	In the policy

form the

You decide the amount of life insurance protection you	amount of

need, now and in the future. Generally, we require a	insurance

minimum of $100,000 of coverage to issue your policy.	coverage you

We may lower this minimum for certain group,	select is

sponsored or corporate purchasers. The amount of	referred to as

insurance coverage in effect on your policy date is your	the “Face

initial coverage segment.	Amount.”

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 40.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will generally not be allowed until after the first policy year. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 90. You cannot request an increase in the amount of your insurance coverage more frequently than once every two policy years.

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A requested increase in base insurance coverage will cause a new coverage segment to be created. A coverage segment or segment is a block of insurance coverage. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:

  A new surrender charge;
  New cost of insurance charges, guaranteed and current;
  A new incontestability period;
  A new suicide exclusion period; and
  A new minimum premium.

In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $100,000. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.

Decreases in insurance coverage may result in:

  Surrender charges on the amount of the decrease;
  Reduced minimum premium amounts; and
  Reduced cost of insurance charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 60.

Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code’s definition of “life insurance.” You cannot change this choice once the policy is issued.

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Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Cash Value Accumulation Test. The cash value accumulation test requires the policy value not to exceed the net single premium necessary to fund the policy’s future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person’s age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value. We may limit the amount of coverage we will issue on the life of the insured person where the cash value accumulation test has been chosen.

Death Benefit Options

There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

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Option 1. Under death benefit Option 1, before age 100
the base death benefit is the greater of the amount of
insurance coverage you have selected or your policy
value multiplied by the appropriate factor from the	In the policy

form, death

definition of life insurance factors described in	benefit “Option

Appendix A. Under this option your base death benefit	1” is referred to

will remain level unless your policy value multiplied by	as the “Level

the appropriate factor described in Appendix A exceeds	Amount
the death benefit. In this case, your death benefit will
vary as the policy value varies.	Option” or

“Option A”;

death benefit

Option 2. Under death benefit Option 2, before age 100	“Option 2” is

the base death benefit is the greater of the amount of	referred to as

insurance coverage you have selected plus your policy	the “Variable
value or your policy value multiplied by the appropriate
factor from the definition of life insurance factors	Amount

Option” or

described in Appendix A. Under this option your base	“Option B”; and

death benefit will vary as the policy value varies.	death benefit

“Option 3” is

Option 3. Under death benefit Option 3, before age 100	referred to as

the base death benefit is the greater of the amount of	the “Face
insurance coverage you have selected plus premiums
paid minus withdrawals taken or your policy value	Amount Plus

Premium

multiplied by the appropriate factor from the definition	Amount

of life insurance factors described in Appendix A. Under	Option” or
this option your base death benefit will vary as you pay
premiums and take withdrawals or if your policy value	“Option C.”
multiplied by the appropriate factor described in
Appendix A exceeds the death benefit.

After age 100, the base death benefit under all options will generally be the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A. See Full Death Benefit Rider, page 43. If the Full Death Benefit Rider is not available in your state, the base death benefit after age 100 under all options is your policy value.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit that would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 or Option 3 to Option 2, or from death benefit Option 2 or Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued.

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Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:

Option 1	Option 2	· Your insurance coverage before the
change minus your policy value as of the
effective date of the change.

Option 2	Option 1	· Your insurance coverage before the
change plus your policy value as of the
effective date of the change.

Option 3	Option 1	· Your insurance coverage before the
change plus the sum of all premium
payments we have received minus all
partial withdrawals you have taken as of
the effective date of the change.

Option 3	Option 2	· Your insurance coverage before the
change plus the sum of all premium
payments we have received minus all
partial withdrawals you have taken minus
your policy value as of the effective date
of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added a Term Insurance Rider to your policy. See Term Insurance Rider, page 39.

If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

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Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus
  The amount of any rider benefits; minus
  Any outstanding policy loan and accrued loan interest; minus
  Any outstanding fees and charges incurred before the insured person’s death.

The death benefit is calculated as of the insured person’s death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantees

The policy has two death benefit guarantees that provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:

  During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and
  To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value or net policy value, as applicable, may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Lifetime Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments through the next monthly processing date. For issue ages 0-64, the guarantee period lasts for the lesser of 15 years or to age 70. For issue ages 65 and above the guarantee period lasts for the lesser of five years or to age 80, but not less than one year. If your policy is rated substandard or if you add either Term Insurance Rider or Additional Insured Rider coverage to your policy, the guarantee period will be limited to no more than five years. There is no charge for this guarantee.

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You should consider the following in relation to the Basic Death Benefit Guarantee:

  The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 22);
  The minimum premium for your policy is based on monthly rates that vary according to the insured person’s gender, risk class and age;
  Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;
  A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 56).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to:

  The sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date; minus
  The sum of all premium paid minus any partial withdrawals and loans taken.

The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

Lifetime Death Benefit Guarantee Rider. The Lifetime Death Benefit Guarantee Rider is an optional rider benefit that is available but only when you apply for the policy. There is no charge for this guarantee. See Lifetime Death Benefit Guarantee Rider, page 39.

Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

  Those that provide optional benefits that you must select before they are effective; and
  Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

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Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 60.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or any time after your policy is issued. The minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

You should consider the following when deciding whether to add the Accidental Death Benefit Rider to your policy:

  Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
  You can decrease the amount of coverage under this rider after the second policy year;
  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s risk class and age;
  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10);
  The policy’s periodic fees and charges do not apply to coverage under this rider; and
  This rider does not have a surrender charge.

Additional Insured Rider. The Additional Insured Rider provides ten-year guaranteed level premium and level term insurance coverage on the insured person or the insured person’s spouse or children. You may add this rider when you apply for the base policy or anytime after your policy is issued. The minimum amount of coverage under this rider is $10,000 and the maximum issue amount is no more than three times the total amount of insurance coverage selected under the base policy.

You should consider the following when deciding whether to add the Additional Insured Rider to your policy:

  You cannot increase the amount of coverage under this rider after issue;
  You can decrease the amount of coverage under this rider after the first policy year;
  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;
  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10);
  The policy’s monthly amount charge applies to coverage under this rider; and
  This rider does not have a surrender charge.

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Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person’s age at the time of conversion.

Lifetime Death Benefit Guarantee Rider. The Lifetime Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during your lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Lifetime Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

You should consider the following when deciding whether to add the Lifetime Death Benefit Guarantee Rider to your policy:

  You may add this rider only when you apply for the base policy;
  The Lifetime Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;
  The minimum premium for this rider will be set forth in your policy;
  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;
  This rider cannot be added to a policy with death benefit Option 3 or the extended death benefit guarantee rider or that uses the cash value accumulation test; and
  Even if the Lifetime Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 56).

If you have not paid enough premium to maintain the Lifetime Death Benefit Guarantee as of any monthly processing date, we will send you notice of the premium payment required to keep the extended death benefit guarantee in force. If we do not receive the required premium payment by the next monthly processing date, the Lifetime Death Benefit Guarantee will terminate. If this rider terminates, it cannot be reinstated.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 80. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following when deciding whether to add the Term Insurance Rider to your policy:

  You cannot increase the amount of coverage under this rider after issue;
  You can decrease the amount of coverage under this rider after the first policy year;
  The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;
  The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and
  This rider does not have a surrender charge.

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Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime your base death benefit is greater than your policy value multiplied by the appropriate factor described in Appendix A. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. Neither surrender charges nor periodic fees and charges will apply to this new coverage segment of the base policy.

Important Information About the Term Insurance Rider

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy’s cash value. Accordingly, please be aware that:

  The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;
  The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally less than the guaranteed maximum cost of insurance rates for coverage under the base policy; and
  Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:

  Death Benefit Guarantees;
  Cost of Living Rider Benefits; and
  Term Rider coverage terminates at age 80.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See

Distribution of the Policy, page 72.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

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Total Disability Specified Premium Rider. Subject to certain limits, the Total Disability Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Total Disability Specified Premium Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and
  You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

This rider cannot be added to a policy with Death Benefit Option 3 or that uses the cash value accumulation test.

Your policy may contain either the Total Disability Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy’s periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or anytime after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:

  The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 10); and
  If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 2 or Option 3 is in effect at the end of the first six months of total disability.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Total Disability Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 28, and Accelerated Death Benefit Rider, page 42.

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Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person’s death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following when deciding whether to accelerate the death benefit under this rider:

  We assess an administrative charge of up to $300 when we pay the accelerated benefit (see Transaction Fees and Charges table, beginning on page 8);
  When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
  Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
  Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;
  Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force that are not paid by you will be added to the lien; and
  There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information. See Accelerated Death Benefit Rider, page 63.

Certain limitations and restrictions are described in the rider. You should consult your agent/registered representative as to whether and to what extent the rider benefit is available on any particular policy.

Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following when deciding whether to accept a cost of living adjustment to your policy:

  On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;
  The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
  If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.

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Full Death Benefit Rider. Under the Full Death Benefit Rider your policy will automatically continue beyond the policy anniversary nearest the insured person’s 100th birthday. However, on that date we will:

Change death benefit Option 2 and Option 3 to death Benefit Option 1, if applicable;

Change the death benefit under Option 1 to an amount equal to the greater of:

Your requested amount of insurance coverage in effect at that time; or

Your policy value multiplied by the appropriate factor described in Appendix A.

Transfer your variable account value to the fixed account;

Terminate dollar cost averaging and automatic rebalancing programs; and

Terminate all other riders.

Thereafter, insurance coverage under your policy will continue until the death of the insured person, unless the policy lapses or is surrendered. However, after that date:

  You may not make transfers from the fixed account to the subaccounts of the variable account;
  You may not make any further premium payments; and
  We will not deduct any further monthly charges.

There is no charge for this rider.

The tax consequences of coverage continuing after the insured person reaches age 100 are uncertain. You should consult a qualified tax adviser as to those consequences. See Continuation of a Policy, page 63.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit which guarantees that your policy will not lapse even if your surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 60.

You may exercise this rider by written request if all of the following conditions are met:

  You elected to have your policy meet the requirements of the guideline premium test (see Death Benefit Qualification Tests, page 32);
  At least 15 policy years have elapsed since your policy date;
  You are at least age 75;
  Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of Term Insurance Rider coverage, if any;
  Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan account Value, page 47; see also Loan Interest, page 47);

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  Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 60); and
  Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Guideline Premium Test, page 33).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:

On the monthly processing date on or next following the date we receive your request to exercise this rider:

We will assess a one time transaction charge. This charge equals 3.50% of your policy value (see Transaction Fees and Charges table, beginning on page 8);

If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 33);

The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the appropriate guideline premium test factor described in Appendix A to the prospectus;

Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account; and

All optional benefit riders will be terminated.

Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:

We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);

You may not make any further premium payments;

Any unpaid loan interest will be added to your loan account balance;

You may not make any future transfers from the fixed account to the subaccounts of the variable account;

You may not add any additional benefits by rider in the future; and

You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

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Policy Value

Your policy value equals the sum of your fixed account,	In the policy

variable account and loan account values. Your policy	form the

value reflects:	“policy value”

· The net premium applied to your policy;	is referred to as

· The fees and charges that we deduct;	the

· Any partial withdrawals you take;	“Accumulation

· Interest earned on amounts allocated to the fixed	Value,” the

account;	“fixed account

· The investment performance of the funds underlying	value” is

the subaccounts of the variable account; and	referred to as

· Interest earned on amounts held in the loan account.	the “Fixed

Accumulation

Fixed Account Value	Value,” and the

“variable

Your fixed account value equals the net premium you	account value”

allocate to the fixed account, plus interest earned, minus	is referred to as

amounts you transfer out or withdraw. It may be reduced	the “Variable

by fees and charges assessed against your policy value.	Accumulation

See The Fixed Account, page 20.	Value.”

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:

  Investment income;
  Realized and unrealized gains and losses;
  Fund expenses (including fund redemption fees, if applicable); and
  Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

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You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

  When amounts are transferred from a subaccount (including transfers to the loan account);
  For the monthly deduction of the periodic fees and charges from your variable account value;
  For policy transaction fees (including fund redemption fees, if any);
  When you take a partial withdrawal;
  If you surrender your policy; and
  To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our Customer Service Center in good order, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

  The accumulation unit value for the preceding valuation date; multiplied by
  The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

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We calculate an accumulation experience factor for each subaccount every valuation date as follows:

  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
  We subtract a charge for taxes, if applicable; and
  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.
Loan Account Value

When you take a loan from your policy we transfer your
loan amount to the loan account as collateral for your
loan. Your loan amount includes interest payable in	In the policy

advance to the next policy anniversary. The loan account	form the “loan

is part of our general account and we charge interest on	account value”

amounts held in the loan account. Your loan account	is referred to as

value is equal to your outstanding loan amount plus any	the “Loan

interest credited on the loan account value. See Loans,	Amount.”
page 47.

Special Features and Benefits

Loans

You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% of the surrender value of your policy.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to our Customer Service Center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00% .. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

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We also charge interest on loans. The annual interest rate charged is currently 4.76% .

After the tenth policy year, the annual interest rate that we charge will be reduced to 2.91% for that portion of the loan amount that is not greater than:

  Your variable account value plus your fixed account value; minus
  The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:

  Your policy lapses;
  You surrender your policy; or
  You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:

  If you do not make loan repayments your policy could lapse because your surrender value or net policy value, as applicable, may not be enough to pay your fees and charges each month;
  A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;
  Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
  Even if you repay your loan, it will have a permanent effect on your policy value;
  If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and
  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 60.

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Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions, limits or charges (including redemption fees) that we or the funds whose shares are involved may impose, including:

  You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 23);
  We reserve the right to limit you to 12 transfers each policy year;
  Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
  We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services who violate our excessive trading policy. See Limits on Frequent and Disruptive Transfers, page 51.

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:

  Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
  You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
  Your transfer must be at least the lesser of $500 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your net policy value is at least $5,000 you may elect dollar cost averaging.

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Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:

  We receive a request to begin an automatic rebalancing program;
  The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
  The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your net policy value is at least $10,000 you may elect automatic rebalancing.

Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

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You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:

  We receive a request to transfer policy values among the investment options;
  We receive a request to begin a dollar cost averaging program;
  The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
  The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

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The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or policy value to the fund or all funds within the fund family.

Conversion to a Guaranteed Policy

During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy. If you elect to make this change, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our Customer Service Center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy’s surrender value. Only one partial withdrawal is currently allowed each policy year during the first ten policy years and 12 each policy year thereafter. A partial withdrawal must be at least $500. In policy years two through ten you may not withdraw more than 20% of your surrender value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Partial Withdrawal Fee, page 25.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your net policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request.

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Unless you request otherwise, proceeds from a partial withdrawal generally will be paid into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 68.

Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made on a pro rata basis.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 27.

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $100,000.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 59.

Paid-Up Life Insurance

You may elect, at any time before the insured person’s age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:

  The surrender value is transferred to the fixed account;
  You cannot pay additional premiums;
  You cannot take any partial withdrawals; and
  We will not deduct any further periodic fees and charges.

Applying your policy’s surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 59.

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Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value	In the policy

any time after the free look period while the insured	form the

person is alive. Your surrender value is your policy value	“surrender

minus any surrender charge, loan amount and unpaid	value” is

fees and charges.	referred to as

the “Cash

You may take your surrender value in other than one	Surrender

payment.	Value.”

We compute your surrender value as of the valuation date we receive your written surrender request in good order and policy at our Customer Service Center. All insurance coverage ends on the date we receive your surrender request and policy.

Unless you request otherwise, we will deposit your surrender value into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 68.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 60.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

  A death benefit guarantee is in effect; or
  Your surrender value or net policy value, as applicable, is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, and then we deduct the overdue amounts from your policy value.

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If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the Basic Death Benefit Guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 60.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any available riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed Basic Death Benefit Guarantee cannot be reinstated after the fifth policy year. A lapsed Lifetime Death Benefit Guarantee Rider cannot be reinstated.

A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 60.

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TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (“IRS”).

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

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Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 32. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 60. If we return premium in order to bring your policy into compliance with the requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy is allocated based on your premium allocation in effect when we received the premium to be refunded.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

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In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal, state and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

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If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income.
  Amounts will be treated as tax-free recovery of the policy owner’sinvestment in the policy only after all gain has been distributed. The amountof gain in the policy will be equal to the difference between the policy’svalue, determined without regard to any surrender charges, and theinvestment in the policy;
  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax- free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 59½; (b) that are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect when we received the premium to be refunded.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax penalty.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (a loan where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy, other than a modified endowment contract, is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

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Accelerated Death Benefit Rider

We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 42, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. We accept Section 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Availability and Qualified Plans

Policy owners may use the policy in various arrangements, including:

  Certain qualified plans;
  Non-qualified deferred compensation or salary continuance plans;
  Split dollar insurance plans;
  Executive bonus plans;
  Retiree medical benefit plans; and
  Other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) In addition, in certain instances, a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

  Your policy;
  A copy of your original application and applications for benefit increases or decreases;
  Your riders;
  Your endorsements;
  Your policy schedule pages; and
  Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

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A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 90.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our Customer Service Center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person’s lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 62.

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Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 62.

Incontestability

After your policy has been in force and the insured person	In the policy

is alive for two years from your policy date and from the	form the

effective date of any new coverage segment, an increase	“policy date’ is

in any other benefit or reinstatement, we will not question	referred to as

the validity of statements in your applicable application.	the “Issue

Date.”

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person’s death, or as otherwise required by law.

Suicide

If the insured person commits suicide within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

  The total premium we receive to the time of death; minus
  Outstanding loan amount; minus
  Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and monthly expense charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

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Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 56. See also Premium Payments Affect Your Coverage, page 23.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  Death benefit proceeds;
  Surrender value;
  Partial withdrawals; and
  Loan proceeds.

We may delay processing these transactions if:

  The New York Stock Exchange is closed for trading;
  Trading on the New York Stock Exchange is restricted by the SEC;
  There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount’s assets; and
  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our Customer Service Center.

We determine the death benefit as of the date of the insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

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We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Unless you request otherwise, we generally pay death benefit proceeds, surrender value and partial withdrawals into an interest bearing account that may be accessed by you or the beneficiary, as applicable, through a checkbook feature. This interest bearing account is backed by our general account, and the checkbook feature may be used to access the payment at any time without penalty.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our Customer Service Center. Telephone privileges allow you or your agent/registered representative to call our Customer Service Center to:

  Make transfers;
  Change premium allocations;
  Change your dollar cost averaging and automatic rebalancing programs; and
  Request a loan.

Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  Requiring some form of personal identification;
  Providing written confirmation of any transactions; and
  Tape recording telephone calls.

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By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 51.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent/registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  Articles on variable life insurance and other information published in business or financial publications;
  Indices or rankings of investment securities; and
  Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

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The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:

  Option 1 – The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
  Option 2 – The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
  Option 3 – The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
  Option 4 – The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and
  Option 5 – The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00% .

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00% . Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account that is backed by our general account and can be accessed by the beneficiary through a checkbook feature. Interest earned on this account may be less than interest paid under other settlement options. See Transaction Processing, page 68.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

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Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Excess Annual Report Fee, page 26.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 26. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of fund expenses.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our Customer Service Center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with ING America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. ING America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority. Its principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2007, 2006 and 2005, the aggregate amount of underwriting commissions we paid to ING America Equities, Inc. was $592,638, $549,468 and $519,822, respectively.

ING America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received

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from us to the broker/dealers for selling the policy, and part of that payment goes to your agent/registered representative.

The following is a list of broker-dealers affiliated with the company which have selling agreements with ING America Equities, Inc.:

  Bancnorth Investment Group, Inc.
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING Financial Advisers, LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions, override commissions and Expense Allowance Payments. However categorized, commissions paid will not exceed the total of the percentages shown below.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average net policy value. The percentages we pay may vary depending on the particular payment option selected. The option with the largest percentage of first year commission pays up to 55% of premium received up to target and 5.5% of premium received in excess of target in the first year, up to 14% of target and 6% of excess premium received in later years (renewal commission) and no trail commission.

Override commissions are paid based on a percentage of premiums we receive for the policy. The maximum percentage of override commissions that we may pay is 8% of premium received up to target and 0.5% of premium received in excess of target in the first policy year and 0.5% of total premium received in later years.

Expense Allowance Payments are paid only in the first policy year. We may pay an Expense Allowance Payment of up to 36% of first year target premium and up to 0.5% of first year excess premium.

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Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and term rider coverage for you.

In addition to the sales compensation described above, ING America Equities, Inc. may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsor payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre- approved training and education seminars and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

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The following is a list of the top 25 broker/dealers that, during 2007, received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received:

  ING Financial Partners, Inc.
  Royal Alliance Associates, Inc.
  NFP Securities, Inc.
  American General Securities Incorporated
  Multi-Financial Securities Corporation
  Capital Analysts Incorporated
  Financial Network Investment Corporation
  LPL Financial Corporation
  UBS Financial Services Inc.
  Walnut Street Securities, Inc.
  HSBC Securities Inc.
  INVEST Financial Corporation
  John James Investments, Ltd. (d/b/a JOH)
  P. J. Robb Variable Corporation
  Zucker Associates
  M. Zucker, Inc.
  Advest, Inc.
  Securities America, Inc.
  Saxony Securities, Inc.
  Hazard & Siegel, Inc.
  CUNA Brokerage Services, Inc.
  ePlanning Securities, Inc.
  Purshe Kaplan Sterling Investments Inc.
  Ensemble Financial Services
  NYLife Securities, LLC

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

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The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING America Equities, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

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				APPENDIX A
			Definition of Life Insurance Factors
Guideline Premium Test Factors

Attained		Attained		Attained		Attained		Attained
Age	Factor	Age	Factor	Age	Factor	Age	Factor	Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 – 90	1.05

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

Generally, the cash value accumulation test requires that a policy’s death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy’s future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner’s Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

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APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in U.S. common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks and other securities
that appear to offer potential for capital
appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies based outside the United
States.

Fidelity ® VIP Contrafund ® Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor's 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
AllianceBernstein, L.P.

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth.
Subadviser:
Evergreen Investment Management
Company, LLC

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING Focus 5 Portfolio (Class I)	Investment Adviser:	Seeks total return through capital
	Directed Services LLC	appreciation and dividend income.
Subadviser:
ING Investment Management Co.

ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I)	Directed Services LLC	secondarily, income.

ING Global Real Estate Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class S)	ING Investments, LLC	high total return, consisting of capital
	Subadviser:	appreciation and current income.
ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.

ING Julius Baer Foreign	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Julius Baer Investment Management,
LLC

ING Legg Mason Value Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term growth of capital.
Subadviser:
Legg Mason Capital Management, Inc.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital.
Growth Portfolio (Class I)	ING Investments, LLC
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income.
Asset Allocation Consultants:
Ibbotson Associates and ING
Investment Management Co.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.

ING MFS Utilities Portfolio (Class S)	Investment Adviser:	Seeks total return.
Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio ® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio	Investment Adviser:	Seeks maximum total return, consistent
(Class I)	Directed Services LLC	with preservation of capital and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital appreciation.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
II Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

ING JP Morgan Mid Cap Value	Investment Adviser:	Seeks growth from capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management
Inc.

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING Pioneer High Yield	Investment Adviser:	Seeks to maximize total return through
Portfolio (Initial Class)	Directed Services LLC	income and capital appreciation.
Subadviser:
Pioneer Investment Management, Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Balanced Portfolio, Inc	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

ING VP Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk, through
	Subadviser:	investment in a diversified portfolio
	ING Investment Management Co.	consisting primarily of debt securities.

ING Lehman Brothers U.S.	Investment Adviser:	Seeks investment results (before fees
Aggregate Bond Index ® Portfolio	ING Investments, LLC	and expenses) that correspond to the
(Class I)	Subadviser:	total return of the Lehman Brothers
	Lehman Brothers Asset Management	U.S. Aggregate Bond Index ® .
LLC

ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell 2000® Index.
ING Investment Management Co.

ING VP Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index (S&P
	ING Investment Management Co.	500 Index), while maintaining a market
level of risk.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING VP Index Plus MidCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index) while maintaining a market
level of risk.

ING VP Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index) while maintaining a market
level of risk.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management Inc.	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the fund’s
	Neuberger Berman, LLC	financial criteria and social policy.

APPENDIX C

INFORMATION REGARDING CLOSED SUBACCOUNTS

The subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  ING Van Kampen Real Estate Portfolio
  ING American Century Small-Mid Cap Value Portfolio
  ING Legg Mason Partners Aggressive Growth Portfolio
  ING PIMCO Total Return Portfolio
  ING VP High Yield Bond Portfolio
  ING VP International Value Portfolio
  ING VP MidCap Opportunities Portfolio 1
  ING VP Real Estate Portfolio

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

ING Customer Service Center P.O. Box 5033 Minot, North Dakota 58702-5033 1-877-886-5050

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page56, for more information about how to keep your policy from lapsing. See also Reinstatement, page 57, for more information about how to put your policy back in force if it has lapsed.

1	Effective April 28, 2008, the ING Mid Cap Growth and Income Portfolio (formerly known as the ING FMRSM Mid Cap Growth Portfolio) merged with and into the ING VP MidCap Opportunities Portfolio. Your investment in the subaccount that invested in the ING Mid Cap Growth Portfolio automatically became an investment in the ING VP MidCap Opportunities Portfolio subaccount with an equal total net asset value.

C-1

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information (“SAI”) – The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of ReliaStar Life Insurance Company of New York Variable Life
Separate Account I	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York	1

  A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 26.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

ING Customer Service Center P.O. Box 5033 Minot, North Dakota 58702-5033 1-877-886-5050 www.ingservicecenter.com

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (http://www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-117617.

1940 Act File No. 811-03427
1933 Act file No. 333-117617

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I

OF

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Statement of Additional Information dated April 28, 2008

ING INVESTOR ELITE NY Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Variable Estate DesignSM prospectus dated April 28, 2008. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the ReliaStar Life Insurance Company of New York Variable Life Separate Account I.

A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company of New York's customer service center at P.O. Box 5033, 2000 21st Avenue N.W., Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at http://www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of ReliaStar Life Insurance Company of New York Variable Life Separate
Account I	1
Statutory Basis Financial Statements of the ReliaStar Life Insurance Company of New York	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company of New York (the “company,” “we,” “us,” “our”) issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company incorporated in 1917 under the laws of the State of New York and an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “variable account”) on March 23, 1982, under the laws of the State of New York for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S PREMIUM EXPENSE, COST OF INSURANCE, ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5033, Minot, ND 58702-5033 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2007, and the related statement of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2007, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of New York Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

FINANCIAL STATEMENTS ReliaStar Life Insurance Company of New York Variable Life Separate Account I Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Financial Statements Year ended December 31, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Financial Statements Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “Account”) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund -
Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional
Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Value Portfolio - Institutional Class
ING Evergreen Health Sciences Portfolio - Institutional Class
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
ING FMRSM Large Cap Growth Portfolio - Institutional Class
ING FMRSM Mid Cap Growth Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class
ING JPMorgan Value Opportunities Portfolio - Institutional
Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
ING LifeStyle Growth Portfolio - Institutional Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class
ING LifeStyle Moderate Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING MarketStyle Growth Portfolio - Institutional Class
ING MarketStyle Moderate Growth Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities Portfolio - Institutional
Class
ING MFS Total Return Portfolio - Institutional Class

ING Investors Trust (continued):
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Pioneer Fund Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class
ING T. Rowe Price Equity Income Portfolio - Institutional Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
Class
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class
ING American Century Small-Mid Cap Value Portfolio - Initial
Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING Columbia Small Cap Value II Portfolio - Initial Class
ING Fundamental Research Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I

ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I

ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	American	American	American
	Funds	Funds	Funds
	Insurance	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Series®	Series®	Series®	Equity-Income	Contrafund®
	Growth Fund -	Growth-Income	International	Portfolio -	Portfolio -
	Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 848	$ 278	$ 565	$ 1,599	$ 3,358
Policy loans	-	-	-	-	-

Total assets	848	278	565	1,599	3,358

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 848	$ 278	$ 565	$ 1,599	$ 3,358

Total number of mutual fund shares	12,710	6,572	22,857	66,885	120,347

Cost of mutual fund shares	$ 766	$ 266	$ 445	$ 1,618	$ 3,264

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING BlackRock
		Fidelity® VIP	ING	Large Cap	ING BlackRock
	Fidelity® VIP	Investment	AllianceBernstein	Growth	Large Cap
	Index 500	Grade Bond	Mid Cap Growth	Portfolio -	Value Portfolio
	Portfolio -	Portfolio -	Portfolio -	Institutional	- Institutional
	Initial Class	Initial Class	Institutional Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,434	$ 423	$ 15	$ 685	$ 484
Policy loans	-	-	-	-	-

Total assets	1,434	423	15	685	484

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 1,434	$ 423	$ 15	$ 685	$ 484

Total number of mutual fund shares	8,740	33,137	858	55,351	34,363

Cost of mutual fund shares	$ 1,132	$ 413	$ 15	$ 696	$ 432

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	ING FMRSM	Large Cap	Mid Cap
	Health Sciences	Omega	Diversified Mid	Growth	Growth
	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 12	$ 2,031	$ 55	$ 2,535	$ 50
Policy loans	-	-	-	-	-

Total assets	12	2,031	55	2,535	50

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 12	$ 2,031	$ 55	$ 2,535	$ 50

Total number of mutual fund shares	942	157,725	3,565	224,711	3,898

Cost of mutual fund shares	$ 12	$ 1,716	$ 52	$ 2,377	$ 41

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Global	Emerging	Small Cap Core	Value	ING Julius
	Resources	Markets Equity	Equity	Opportunities	Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 184	$ 228	$ 1,437	$ 739	$ 238
Policy loans	-	-	-	-	-

Total assets	184	228	1,437	739	238

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 184	$ 228	$ 1,437	$ 739	$ 238

Total number of mutual fund shares	6,965	8,507	107,543	62,822	12,880

Cost of mutual fund shares	$ 161	$ 180	$ 1,385	$ 699	$ 222

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 190	$ 204	$ 54	$ 114	$ 66
Policy loans	-	-	-	-	-

Total assets	190	204	54	114	66

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 190	$ 204	$ 54	$ 114	$ 66

Total number of mutual fund shares	18,056	14,546	3,958	8,807	5,263

Cost of mutual fund shares	$ 200	$ 191	$ 55	$ 117	$ 65

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING Marsico
			ING Marsico	International	ING MFS Total
	ING Limited	ING Liquid	Growth	Opportunities	Return
	Maturity Bond	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	Portfolio -	- Institutional	Institutional	Institutional	Institutional
	Service Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,338	$ 5,684	$ 24	$ 1,040	$ 42
Policy loans	-	465	-	-	-

Total assets	1,338	6,149	24	1,040	42

Liabilities
Payable to related parties	-	24	-	-	-

Total liabilities	-	24	-	-	-

Net assets	$ 1,338	$ 6,125	$ 24	$ 1,040	$ 42

Total number of mutual fund shares	120,328	5,683,703	1,233	60,775	2,306

Cost of mutual fund shares	$ 1,298	$ 5,710	$ 21	$ 782	$ 44

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Oppenheimer		ING Pioneer
	ING MFS	Main Street	ING Pioneer	Mid Cap Value	ING Stock
	Utilities	Portfolio® -	Fund Portfolio	Portfolio -	Index Portfolio
	Portfolio -	Institutional	- Institutional	Institutional	- Institutional
	Service Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 149	$ 7	$ 6	$ 70	$ 1,767
Policy loans	-	-	-	-	-

Total assets	149	7	6	70	1,767

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 149	$ 7	$ 6	$ 70	$ 1,767

Total number of mutual fund shares	8,347	320	422	5,696	136,543

Cost of mutual fund shares	$ 134	$ 7	$ 6	$ 70	$ 1,580

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe		ING Van	ING Van
	Price Capital	Price Equity		Kampen	Kampen
	Appreciation	Income	ING UBS U.S.	Capital Growth	Growth and
	Portfolio -	Portfolio -	Allocation	Portfolio -	Income
	Institutional	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,814	$ 1,375	$ 6	$ 74	$ 497
Policy loans	-	-	-	-	-

Total assets	2,814	1,375	6	74	497

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 2,814	$ 1,375	$ 6	$ 74	$ 497

Total number of mutual fund shares	113,745	90,072	568	5,277	18,525

Cost of mutual fund shares	$ 2,779	$ 1,429	$ 6	$ 55	$ 518

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING VP Index	ING Wells
	ING Van	Plus	Fargo Small	ING American	ING Baron
	Kampen Real	International	Cap Disciplined	Century Small-	Small Cap
	Estate Portfolio	Equity	Portfolio -	Mid Cap Value	Growth
	- Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 28	$ 308	$ 310	$ 3	$ 78
Policy loans	-	-	-	-	-

Total assets	28	308	310	3	78

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 28	$ 308	$ 310	$ 3	$ 78

Total number of mutual fund shares	996	21,805	28,186	261	3,976

Cost of mutual fund shares	$ 30	$ 271	$ 320	$ 3	$ 78

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
			Mason	ING Lord
	ING Columbia		Partners	Abbett U.S.	ING Neuberger
	Small Cap	ING JPMorgan	Aggressive	Government	Berman
	Value II	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 83	$ 19	$ 10	$ -	$ 11
Policy loans	-	-	-	-	-

Total assets	83	19	10	-	11

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 83	$ 19	$ 10	$ -	$ 11

Total number of mutual fund shares	7,898	1,221	198	32	946

Cost of mutual fund shares	$ 84	$ 19	$ 9	$ -	$ 11

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING		ING T. Rowe
	ING Neuberger	ING	Oppenheimer		Price
	Berman	Oppenheimer	Strategic	ING PIMCO	Diversified Mid
	Regency	Global	Income	Total Return	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 29	$ 1,691	$ 51	$ 176	$ 2,421
Policy loans	-	-	-	-	-

Total assets	29	1,691	51	176	2,421

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 29	$ 1,691	$ 51	$ 176	$ 2,421

Total number of mutual fund shares	2,653	100,262	4,521	14,962	254,265

Cost of mutual fund shares	$ 29	$ 1,360	$ 48	$ 168	$ 2,085

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING VP	ING VP
	ING UBS U.S.	ING Van	ING Van	Strategic	Strategic
	Large Cap	Kampen	Kampen Equity	Allocation	Allocation
	Equity	Comstock	and Income	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 434	$ 86	$ 7	$ 8	$ 15
Policy loans	-	-	-	-	-

Total assets	434	86	7	8	15

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 434	$ 86	$ 7	$ 8	$ 15

Total number of mutual fund shares	40,945	6,884	197	483	1,018

Cost of mutual fund shares	$ 387	$ 88	$ 8	$ 8	$ 14

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP
	Growth and	ING VP Index	ING VP Index	ING VP Index	ING VP Value
	Income	Plus LargeCap Plus	MidCap	Plus SmallCap	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 6,374	$ 78	$ 224	$ 193	$ 51
Policy loans	719	-	-	-	-

Total assets	7,093	78	224	193	51

Liabilities
Payable to related parties	74	-	-	-	-

Total liabilities	74	-	-	-	-

Net assets	$ 7,019	$ 78	$ 224	$ 193	$ 51

Total number of mutual fund shares	257,429	4,329	12,197	12,719	3,170

Cost of mutual fund shares	$ 7,531	$ 67	$ 225	$ 216	$ 44

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING VP		ING VP
	ING VP High	ING VP	MidCap		SmallCap
	Yield Bond	International	Opportunities	ING VP Real	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Estate Portfolio	Portfolio -
	Class I	- Class I	Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 403	$ 809	$ 567	$ 151	$ 456
Policy loans	-	-	-	-	-

Total assets	403	809	567	151	456

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 403	$ 809	$ 567	$ 151	$ 456

Total number of mutual fund shares	137,439	56,802	55,219	9,906	20,767

Cost of mutual fund shares	$ 415	$ 728	$ 353	$ 178	$ 325

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			Neuberger
			Berman AMT
	ING VP	ING VP	Socially
	Balanced	Intermediate	Responsive
	Portfolio -	Bond Portfolio	Portfolio® -
	Class I	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 4,720	$ 271	$ 149
Policy loans	671	15	-

Total assets	5,391	286	149

Liabilities
Payable to related parties	(6)	20	-

Total liabilities	(6)	20	-

Net assets	$ 5,397	$ 266	$ 149

Total number of mutual fund shares	326,684	20,463	8,337

Cost of mutual fund shares	$ 4,307	$ 257	$ 131

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		American
	American	Funds	American
	Funds	Insurance	Funds
	Insurance	Series®	Insurance	Fidelity® VIP	Fidelity® VIP
	Series®	Growth-	Series®	Equity-Income	Contrafund®
	Growth Fund -	Income Fund -	International	Portfolio -	Portfolio -
	Class 2	Class 2	Fund - Class 2	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 6	$ 4	$ 8	$ 30	$ 30
Total investment income	6	4	8	30	30
Expenses:
Mortality, expense risk
and other charges	4	1	4	10	19
Total expenses	4	1	4	10	19
Net investment income (loss)	2	3	4	20	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	7	11	27	141
Capital gains distributions	49	8	24	134	807
Total realized gain (loss) on investments
and capital gains distributions	60	15	35	161	948
Net unrealized appreciation
(depreciation) of investments	15	(7)	50	(165)	(471)
Net realized and unrealized gain (loss)
on investments	75	8	85	(4)	477
Net increase (decrease) in net assets
resulting from operations	$ 77	$ 11	$ 89	$ 16	$ 488

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				BlackRock	ING
		Fidelity® VIP	ING	Large Cap	BlackRock
	Fidelity® VIP	Investment	AllianceBernstein	Growth	Large Cap
	Index 500	Grade Bond	Mid Cap Growth	Portfolio -	Value Portfolio
	Portfolio -	Portfolio -	Portfolio -	Institutional	- Institutional
	Initial Class	Initial Class	Institutional Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 55	$ 34	$ -	$ -	$ 3
Total investment income	55	34	-	-	3
Expenses:
Mortality, expense risk
and other charges	9	8	-	-	4
Total expenses	9	8	-	-	4
Net investment income (loss)	46	26	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	(13)	(2)	(1)	12
Capital gains distributions	-	-	2	-	16
Total realized gain (loss) on investments
and capital gains distributions	59	(13)	-	(1)	28
Net unrealized appreciation
(depreciation) of investments	(27)	2	2	(11)	(11)
Net realized and unrealized gain (loss)
on investments	32	(11)	2	(12)	17
Net increase (decrease) in net assets
resulting from operations	$ 78	$ 15	$ 2	$ (12)	$ 16

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING FMRSM	ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	Diversified	Large Cap	Mid Cap
	Health Sciences	Omega	Mid Cap	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ -	$ 6	$ -

Total investment income	-	6	-	6	-
Expenses:
Mortality, expense risk
and other charges	-	11	-	15	-

Total expenses	-	11	-	15	-

Net investment income (loss)	-	(5)	-	(9)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	16	-	17	1
Capital gains distributions	-	16	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	32	-	17	1
Net unrealized appreciation
(depreciation) of investments	-	175	6	70	(1)

Net realized and unrealized gain (loss)
on investments	-	207	6	87	-

Net increase (decrease) in net assets
resulting from operations	$ -	$ 202	$ 6	$ 78	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING
		JPMorgan
		Emerging	ING JPMorgan	ING JPMorgan
	ING Global	Markets	Small Cap	Value	ING Julius
	Resources	Equity	Core Equity	Opportunities	Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 5	$ 12	$ 1
Total investment income	-	2	5	12	1
Expenses:
Mortality, expense risk
and other charges	1	1	9	4	1
Total expenses	1	1	9	4	1
Net investment income (loss)	(1)	1	(4)	8	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	7	17	18	9
Capital gains distributions	16	-	82	42	14
Total realized gain (loss) on investments
and capital gains distributions	21	7	99	60	23
Net unrealized appreciation
(depreciation) of investments	20	41	(128)	(78)	6
Net realized and unrealized gain (loss)
on investments	41	48	(29)	(18)	29
Net increase (decrease) in net assets
resulting from operations	$ 40	$ 49	$ (33)	$ (10)	$ 29

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ -	$ 1	$ -
Total investment income	-	1	-	1	-
Expenses:
Mortality, expense risk
and other charges	1	1	-	-	-
Total expenses	1	1	-	-	-
Net investment income (loss)	(1)	-	-	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	2	-	-	-
Capital gains distributions	2	7	1	1	-

Total realized gain (loss) on investments
and capital gains distributions	3	9	1	1	-
Net unrealized appreciation
(depreciation) of investments	(15)	(5)	(1)	(3)	1
Net realized and unrealized gain (loss)
on investments	(12)	4	-	(2)	1
Net increase (decrease) in net assets
resulting from operations	$ (13)	$ 4	$ -	$ (1)	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

					ING
			ING Lord	ING	MarketStyle
			Abbett	MarketStyle	Moderate
	ING Limited	ING Liquid	Affiliated	Growth	Growth
	Maturity Bond	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	Portfolio -	- Institutional	Institutional	Institutional	Institutional
	Service Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 26	$ 300	$ -	$ -	$ -
Total investment income	26	300	-	-	-
Expenses:
Mortality, expense risk
and other charges	7	27	-	-	-
Total expenses	7	27	-	-	-
Net investment income (loss)	19	273	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	-
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	1	-
Net unrealized appreciation
(depreciation) of investments	46	(27)	-	-	-
Net realized and unrealized gain (loss)
on investments	46	(27)	-	1	-
Net increase (decrease) in net assets
resulting from operations	$ 65	$ 246	$ -	$ 1	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class

Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ 1	$ 1	$ -
Total investment income	-	12	1	1	-
Expenses:
Mortality, expense risk
and other charges	-	6	-	1	-
Total expenses	-	6	-	1	-
Net investment income (loss)	-	6	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	57	-	9	-
Capital gains distributions	-	62	2	4	-
Total realized gain (loss) on investments
and capital gains distributions	-	119	2	13	-
Net unrealized appreciation
(depreciation) of investments	2	45	(4)	9	-
Net realized and unrealized gain (loss)
on investments	2	164	(2)	22	-
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 170	$ (1)	$ 22	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING T. Rowe	ING T. Rowe
		ING Pioneer		Price Capital	Price Equity
	ING Pioneer	Mid Cap Value	ING Stock	Appreciation	Income
	Fund Portfolio	Portfolio -	Index Portfolio	Portfolio -	Portfolio -
	- Institutional	Institutional	- Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 31	$ 58	$ 16
Total investment income	-	1	31	58	16
Expenses:
Mortality, expense risk
and other charges	-	-	9	16	7
Total expenses	-	-	9	16	7
Net investment income (loss)	-	1	22	42	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	63	92	12
Capital gains distributions	-	3	54	280	37
Total realized gain (loss) on investments
and capital gains distributions	-	5	117	372	49
Net unrealized appreciation
(depreciation) of investments	-	(5)	(52)	(296)	(63)
Net realized and unrealized gain (loss)
on investments	-	-	65	76	(14)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1	$ 87	$ 118	$ (5)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Van
		Kampen	ING Van		ING VP Index
		Capital	Kampen	ING Van	Plus
	ING UBS U.S.	Growth	Growth and	Kampen Real	International
	Allocation	Portfolio -	Income	Estate Portfolio	Equity
	Portfolio -	Institutional	Portfolio -	- Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 7	$ 1	$ -
Total investment income	-	-	7	1	-
Expenses:
Mortality, expense risk
and other charges	-	1	3	-	2
Total expenses	-	1	3	-	2
Net investment income (loss)	-	(1)	4	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	7	-	2	4
Capital gains distributions	-	3	32	4	1
Total realized gain (loss) on investments
and capital gains distributions	-	10	32	6	5
Net unrealized appreciation
(depreciation) of investments	-	6	(27)	(13)	19
Net realized and unrealized gain (loss)
on investments	-	16	5	(7)	24
Net increase (decrease) in net assets
resulting from operations	$ -	$ 15	$ 9	$ (6)	$ 22

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Wells
	Fargo Small
	Cap		ING American	ING Baron	ING Columbia
	Disciplined	ING American	Century Small-	Small Cap	Small Cap
	Portfolio -	Century Select	Mid Cap Value	Growth	Value II
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ -	$ -	$ -
Total investment income	-	5	-	-	-
Expenses:
Mortality, expense risk
and other charges	2	1	-	-	-
Total expenses	2	1	-	-	-
Net investment income (loss)	(2)	4	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	87	-	6	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	87	-	6	-
Net unrealized appreciation
(depreciation) of investments	(18)	(33)	(1)	(3)	(2)
Net realized and unrealized gain (loss)
on investments	(16)	54	(1)	3	(2)
Net increase (decrease) in net assets
resulting from operations	$ (18)	$ 58	$ (1)	$ 3	$ (2)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING Legg
			Mason	ING Lord
	ING		Partners	Abbett U.S.	ING Neuberger
	Fundamental	ING JPMorgan	Aggressive	Government	Berman
	Research	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 264	$ -	$ -	$ -	$ -
Total investment income	264	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	-	-
Total expenses	-	-	-	-	-
Net investment income (loss)	264	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(75)	1	2	-	1
Capital gains distributions	3	1	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(72)	2	2	-	2
Net unrealized appreciation
(depreciation) of investments	316	(1)	(2)	-	(1)
Net realized and unrealized gain (loss)
on investments	244	1	-	-	1
Net increase (decrease) in net assets
resulting from operations	$ 508	$ 1	$ -	$ -	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING		ING T. Rowe
	ING Neuberger	ING	Oppenheimer		Price
	Berman	Oppenheimer	Strategic	ING PIMCO	Diversified Mid
	Regency	Global	Income	Total Return	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 19	$ 2	$ 5	$ 5
Total investment income	-	19	2	5	5
Expenses:
Mortality, expense risk
and other charges	-	10	-	1	14
Total expenses	-	10	-	1	14
Net investment income (loss)	-	9	2	4	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	42	-	-	44
Capital gains distributions	-	69	-	-	207
Total realized gain (loss) on investments
and capital gains distributions	-	111	-	-	251
Net unrealized appreciation
(depreciation) of investments	(1)	(28)	1	8	29
Net realized and unrealized gain (loss)
on investments	(1)	83	1	8	280
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 92	$ 3	$ 12	$ 271

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ -	$ -	$ -
Total investment income	3	1	-	-	-
Expenses:
Mortality, expense risk
and other charges	3	-	-	-	-
Total expenses	3	-	-	-	-
Net investment income (loss)	-	1	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	1	-	-	-
Capital gains distributions	-	2	-	1	1
Total realized gain (loss) on investments
and capital gains distributions	10	3	-	1	1
Net unrealized appreciation
(depreciation) of investments	(11)	(7)	-	-	-
Net realized and unrealized gain (loss)
on investments	(1)	(4)	-	1	1
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (3)	$ -	$ 1	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING VP
	Growth and	ING VP Index	ING VP Index	ING VP Index	ING VP Value
	Income	Plus LargeCap	Plus MidCap	Plus SmallCap	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 637	$ 1	$ 2	$ 1	$ 1
Total investment income	637	1	2	1	1
Expenses:
Mortality, expense risk
and other charges	-	-	1	1	-
Total expenses	-	-	1	1	-
Net investment income (loss)	637	1	1	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	3	2	2	1
Capital gains distributions	-	-	16	20	-
Total realized gain (loss) on investments
and capital gains distributions	(15)	3	18	22	1
Net unrealized appreciation
(depreciation) of investments	(1,157)	-	(8)	(36)	-
Net realized and unrealized gain (loss)
on investments	(1,172)	3	10	(14)	1
Net increase (decrease) in net assets
resulting from operations	$ (535)	$ 4	$ 11	$ (14)	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING VP		ING VP
	ING VP High	ING VP	MidCap		SmallCap
	Yield Bond	International	Opportunities	ING VP Real	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Estate Portfolio	Portfolio -
	Class I	- Class I	Class I	- Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 31	$ 15	$ -	$ 5	$ -
Total investment income	31	15	-	5	-
Expenses:
Mortality, expense risk
and other charges	3	6	3	1	3
Total expenses	3	6	3	1	3
Net investment income (loss)	28	9	(3)	4	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	138	34	7	17
Capital gains distributions	-	132	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	-	270	34	13	17
Net unrealized appreciation
(depreciation) of investments	(27)	(162)	93	(44)	25
Net realized and unrealized gain (loss)
on investments	(27)	108	127	(31)	42
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 117	$ 124	$ (27)	$ 39

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			Neuberger
			Berman AMT
	ING VP	ING VP	Socially
	Balanced	Intermediate	Responsive
	Portfolio -	Bond Portfolio	Portfolio® -
	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 369	$ 6	$ -
Total investment income	369	6	-
Expenses:
Mortality, expense risk
and other charges	9	2	1
Total expenses	9	2	1
Net investment income (loss)	360	4	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	47	3
Capital gains distributions	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	103	47	4
Net unrealized appreciation
(depreciation) of investments	(59)	34	4
Net realized and unrealized gain (loss)
on investments	44	81	8
Net increase (decrease) in net assets
resulting from operations	$ 404	$ 85	$ 7

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	American	American	American
	Funds	Funds	Funds
	Insurance	Insurance	Insurance	Fidelity® VIP
	Series®	Series®	Series®	Equity-Income
	Growth Fund -	Growth-Income	International	Portfolio -
	Class 2	Fund - Class 2	Fund - Class 2	Initial Class

Net Assets at January 1, 2006	$ 297	$ 115	$ 221	$ 1,240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	4	39
Total realized gain (loss) on investments
and capital gains distributions	9	6	9	183
Net unrealized appreciation (depreciation)
of investments	30	14	39	36
Net increase (decrease) in net assets from operations	40	22	52	258
Changes from principal transactions:
Premiums	158	65	71	258
Policy loans	(5)	(3)	(2)	(5)
Death benefits	-	-	-	(11)
Policy charges	(33)	(17)	(19)	(96)
Surrenders and withdrawals	(1)	-	-	(28)
Transfers between Divisions
(including fixed account), net	177	15	121	3
Increase (decrease) in net assets derived from
principal transactions	296	60	171	121
Total increase (decrease) in net assets	336	82	223	379
Net assets at December 31, 2006	633	197	444	1,619

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	4	20
Total realized gain (loss) on investments
and capital gains distributions	60	15	35	161
Net unrealized appreciation (depreciation)
of investments	15	(7)	50	(165)
Net increase (decrease) in net assets from operations	77	11	89	16
Changes from principal transactions:
Premiums	139	81	46	201
Policy loans	(3)	(3)	(1)	(46)
Death benefits	-	(1)	-	(30)
Policy charges	(44)	(21)	(29)	(96)
Surrenders and withdrawals	(4)	(5)	(3)	(56)
Transfers between Divisions
(including fixed account), net	50	19	19	(9)
Increase (decrease) in net assets derived from
principal transactions	138	70	32	(36)
Total increase (decrease) in net assets	215	81	121	(20)
Net assets at December 31, 2007	$ 848	$ 278	$ 565	$ 1,599

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)
			Fidelity® VIP	ING
	Fidelity® VIP	Fidelity® VIP	Investment	AllianceBernstein
	Contrafund®	Index 500	Grade Bond	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Institutional Class

Net Assets at January 1, 2006	$ 2,656	$ 2,507	$ 1,755	$ 20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	33	64	-
Total realized gain (loss) on investments
and capital gains distributions	294	185	(26)	3
Net unrealized appreciation (depreciation)
of investments	(15)	45	(14)	(3)
Net increase (decrease) in net assets from operations	299	263	24	-
Changes from principal transactions:
Premiums	362	75	40	6
Policy loans	(12)	(7)	(6)	-
Death benefits	-	(10)	(5)	-
Policy charges	(146)	(94)	(67)	(1)
Surrenders and withdrawals	(56)	(166)	(6)	-
Transfers between Divisions
(including fixed account), net	(23)	(992)	(899)	6
Increase (decrease) in net assets derived from
principal transactions	125	(1,194)	(943)	11
Total increase (decrease) in net assets	424	(931)	(919)	11
Net assets at December 31, 2006	3,080	1,576	836	31

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	46	26	-
Total realized gain (loss) on investments
and capital gains distributions	948	59	(13)	-
Net unrealized appreciation (depreciation)
of investments	(471)	(27)	2	2
Net increase (decrease) in net assets from operations	488	78	15	2
Changes from principal transactions:
Premiums	309	-	-	7
Policy loans	(29)	(11)	(10)	-
Death benefits	-	(49)	(1)	-
Policy charges	(143)	(70)	118	(2)
Surrenders and withdrawals	(71)	(57)	(33)	-
Transfers between Divisions
(including fixed account), net	(276)	(33)	(502)	(23)
Increase (decrease) in net assets derived from
principal transactions	(210)	(220)	(428)	(18)
Total increase (decrease) in net assets	278	(142)	(413)	(16)
Net assets at December 31, 2007	$ 3,358	$ 1,434	$ 423	$ 15

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING BlackRock Large Cap	ING BlackRock	ING Evergreen	ING Evergreen
	Growth	Large Cap	Health Sciences	Omega
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ -	$ 478	$ -	$ 1,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	(10)
Total realized gain (loss) on investments
and capital gains distributions	-	22	-	1
Net unrealized appreciation (depreciation)
of investments	-	50	-	96
Net increase (decrease) in net assets from operations	-	73	-	87
Changes from principal transactions:
Premiums	-	16	-	273
Policy loans	-	(3)	-	(7)
Death benefits	-	-	-	(1)
Policy charges	-	(30)	-	(112)
Surrenders and withdrawals	-	(16)	-	(14)
Transfers between Divisions
(including fixed account), net	7	(46)	5	(50)
Increase (decrease) in net assets derived from
principal transactions	7	(79)	5	89
Total increase (decrease) in net assets	7	(6)	5	176
Net assets at December 31, 2006	7	472	5	1,765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(1)	28	-	32
Net unrealized appreciation (depreciation)
of investments	(11)	(11)	-	175
Net increase (decrease) in net assets from operations	(12)	16	-	202
Changes from principal transactions:
Premiums	-	-	-	237
Policy loans	-	(10)	-	(40)
Death benefits	-	-	-	-
Policy charges	-	(26)	-	(114)
Surrenders and withdrawals	-	(25)	-	(26)
Transfers between Divisions
(including fixed account), net	690	57	7	7
Increase (decrease) in net assets derived from
principal transactions	690	(4)	7	64
Total increase (decrease) in net assets	678	12	7	266
Net assets at December 31, 2007	$ 685	$ 484	$ 12	$ 2,031

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING FMRSM Mid	ING Global
	Diversified Mid	Large Cap	Cap Growth	Resources
	Cap Portfolio -	Growth Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ -	$ 1,760	$ 55	$ 60

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(13)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	1	-	15
Net unrealized appreciation (depreciation)
of investments	(3)	46	2	-
Net increase (decrease) in net assets from operations	-	34	2	14
Changes from principal transactions:
Premiums	2	351	2	17
Policy loans	-	(10)	-	-
Death benefits	-	(2)	-	-
Policy charges	(2)	(168)	(3)	(7)
Surrenders and withdrawals	-	(80)	-	-
Transfers between Divisions
(including fixed account), net	35	627	-	23
Increase (decrease) in net assets derived from
principal transactions	35	718	(1)	33
Total increase (decrease) in net assets	35	752	1	47
Net assets at December 31, 2006	35	2,512	56	107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(9)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	17	1	21
Net unrealized appreciation (depreciation)
of investments	6	70	(1)	20
Net increase (decrease) in net assets from operations	6	78	-	40
Changes from principal transactions:
Premiums	8	362	-	21
Policy loans	(2)	(77)	-	(2)
Death benefits	-	(24)	-	-
Policy charges	(3)	(163)	(2)	(9)
Surrenders and withdrawals	-	(52)	(4)	(9)
Transfers between Divisions
(including fixed account), net	11	(101)	-	36
Increase (decrease) in net assets derived from
principal transactions	14	(55)	(6)	37
Total increase (decrease) in net assets	20	23	(6)	77
Net assets at December 31, 2007	$ 55	$ 2,535	$ 50	$ 184

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Value	ING Julius
	Markets Equity	Equity	Opportunities	Baer Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ -	$ 1,086	$ 575	$ 29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	37	11	-
Net unrealized appreciation (depreciation)
of investments	7	151	104	11
Net increase (decrease) in net assets from operations	7	182	116	11
Changes from principal transactions:
Premiums	13	164	96	5
Policy loans	-	(6)	(11)	-
Death benefits	-	(5)	(1)	-
Policy charges	(1)	(77)	(39)	(4)
Surrenders and withdrawals	-	(16)	(16)	-
Transfers between Divisions
(including fixed account), net	68	119	(10)	111
Increase (decrease) in net assets derived from
principal transactions	80	179	19	112
Total increase (decrease) in net assets	87	361	135	123
Net assets at December 31, 2006	87	1,447	710	152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	8	-
Total realized gain (loss) on investments
and capital gains distributions	7	99	60	23
Net unrealized appreciation (depreciation)
of investments	41	(128)	(78)	6
Net increase (decrease) in net assets from operations	49	(33)	(10)	29
Changes from principal transactions:
Premiums	23	165	85	18
Policy loans	-	(21)	(42)	(2)
Death benefits	-	(16)	-	-
Policy charges	(6)	(78)	(45)	(10)
Surrenders and withdrawals	-	(34)	(27)	-
Transfers between Divisions
(including fixed account), net	75	7	68	51
Increase (decrease) in net assets derived from
principal transactions	92	23	39	57
Total increase (decrease) in net assets	141	(10)	29	86
Net assets at December 31, 2007	$ 228	$ 1,437	$ 739	$ 238

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate
	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ 7	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	6	18	-	-
Net increase (decrease) in net assets from operations	6	18	-	-
Changes from principal transactions:
Premiums	39	8	1	4
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(5)	(6)	-	(1)
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	20	147	2	3
Increase (decrease) in net assets derived from
principal transactions	54	149	3	6
Total increase (decrease) in net assets	60	167	3	6
Net assets at December 31, 2006	67	167	3	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	3	9	1	1
Net unrealized appreciation (depreciation)
of investments	(15)	(5)	(1)	(3)
Net increase (decrease) in net assets from operations	(13)	4	-	(1)
Changes from principal transactions:
Premiums	58	25	25	71
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(10)	(17)	(4)	(9)
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	88	25	30	47
Increase (decrease) in net assets derived from
principal transactions	136	33	51	109
Total increase (decrease) in net assets	123	37	51	108
Net assets at December 31, 2007	$ 190	$ 204	$ 54	$ 114

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING Lord
	ING LifeStyle			Abbett
	Moderate	ING Limited	ING Liquid	Affiliated
	Portfolio -	Maturity Bond	Assets Portfolio	Portfolio -
	Institutional	Portfolio -	- Institutional	Institutional
	Class	Service Class	Class	Class

Net Assets at January 1, 2006	$ -	$ 10	$ 1,611	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	38	287	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	-	-
Net unrealized appreciation (depreciation)
of investments	-	(5)	-	-
Net increase (decrease) in net assets from operations	-	32	287	-
Changes from principal transactions:
Premiums	-	77	575	-
Policy loans	-	(3)	1	-
Death benefits	-	(2)	-	-
Policy charges	-	(46)	(130)	-
Surrenders and withdrawals	-	(4)	(918)	-
Transfers between Divisions
(including fixed account), net	-	1,163	4,869	3
Increase (decrease) in net assets derived from
principal transactions	-	1,185	4,397	3
Total increase (decrease) in net assets	-	1,217	4,684	3
Net assets at December 31, 2006	-	1,227	6,295	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	19	273	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	46	(27)	-
Net increase (decrease) in net assets from operations	1	65	246	-
Changes from principal transactions:
Premiums	67	113	592	-
Policy loans	-	(17)	(31)	-
Death benefits	-	(2)	-	-
Policy charges	(2)	(70)	(118)	-
Surrenders and withdrawals	-	(20)	(309)	-
Transfers between Divisions
(including fixed account), net	-	42	(550)	(3)
Increase (decrease) in net assets derived from
principal transactions	65	46	(416)	(3)
Total increase (decrease) in net assets	66	111	(170)	(3)
Net assets at December 31, 2007	$ 66	$ 1,338	$ 6,125	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING			ING Marsico
	MarketStyle	ING MarketStyle	ING Marsico	International
	Growth	Moderate	Growth	Opportunities
	Portfolio -	Growth Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ -	$ -	$ -	$ 640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	8
Net unrealized appreciation (depreciation)
of investments	3	-	1	158
Net increase (decrease) in net assets from operations	3	-	1	163
Changes from principal transactions:
Premiums	-	-	2	109
Policy loans	-	-	-	(3)
Death benefits	-	-	-	-
Policy charges	-	-	(1)	(49)
Surrenders and withdrawals	-	-	-	(7)
Transfers between Divisions
(including fixed account), net	-	-	9	44
Increase (decrease) in net assets derived from
principal transactions	-	-	10	94
Total increase (decrease) in net assets	3	-	11	257
Net assets at December 31, 2006	3	-	11	897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	6
Total realized gain (loss) on investments
and capital gains distributions	1	-	-	119
Net unrealized appreciation (depreciation)
of investments	-	-	2	45
Net increase (decrease) in net assets from operations	1	-	2	170
Changes from principal transactions:
Premiums	3	-	5	137
Policy loans	-	-	-	(101)
Death benefits	-	-	-	(2)
Policy charges	(1)	-	(3)	(60)
Surrenders and withdrawals	-	-	-	(30)
Transfers between Divisions
(including fixed account), net	(6)	-	9	29
Increase (decrease) in net assets derived from
principal transactions	(4)	-	11	(27)
Total increase (decrease) in net assets	(3)	-	13	143
Net assets at December 31, 2007	$ -	$ -	$ 24	$ 1,040

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING
	ING MFS Total		Oppenheimer
	Return	ING MFS	Main Street	ING Pioneer
	Portfolio -	Utilities	Portfolio® -	Fund Portfolio
	Institutional	Portfolio -	Institutional	- Institutional
	Class	Service Class	Class	Class

Net Assets at January 1, 2006	$ 16	$ 29	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	3	-	-
Net unrealized appreciation (depreciation)
of investments	1	3	-	-
Net increase (decrease) in net assets from operations	3	6	-	-
Changes from principal transactions:
Premiums	6	2	2	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(2)	(1)	-	-
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	4	-	-
Increase (decrease) in net assets derived from
principal transactions	4	5	2	-
Total increase (decrease) in net assets	7	11	2	-
Net assets at December 31, 2006	23	40	2	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	13	-	-
Net unrealized appreciation (depreciation)
of investments	(4)	9	-	-
Net increase (decrease) in net assets from operations	(1)	22	-	-
Changes from principal transactions:
Premiums	9	6	7	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(2)	(4)	(2)	-
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	13	85	-	6
Increase (decrease) in net assets derived from
principal transactions	20	87	5	6
Total increase (decrease) in net assets	19	109	5	6
Net assets at December 31, 2007	$ 42	$ 149	$ 7	$ 6

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer		Price Capital	Price Equity
	Mid Cap Value	ING Stock	Appreciation	Income
	Portfolio -	Index Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2006	$ 35	$ 938	$ 2,424	$ 14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	15	25	1
Total realized gain (loss) on investments
and capital gains distributions	-	36	199	2
Net unrealized appreciation (depreciation)
of investments	4	155	138	8
Net increase (decrease) in net assets from operations	4	206	362	11
Changes from principal transactions:
Premiums	20	239	352	14
Policy loans	(2)	(1)	(3)	-
Death benefits	-	-	-	-
Policy charges	(4)	(142)	(132)	(5)
Surrenders and withdrawals	(1)	(108)	(12)	-
Transfers between Divisions
(including fixed account), net	(4)	635	(40)	256
Increase (decrease) in net assets derived from
principal transactions	9	623	165	265
Total increase (decrease) in net assets	13	829	527	276
Net assets at December 31, 2006	48	1,767	2,951	290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	22	42	9
Total realized gain (loss) on investments
and capital gains distributions	5	117	372	49
Net unrealized appreciation (depreciation)
of investments	(5)	(52)	(296)	(63)
Net increase (decrease) in net assets from operations	1	87	118	(5)
Changes from principal transactions:
Premiums	14	273	244	68
Policy loans	(2)	(15)	(11)	(2)
Death benefits	-	-	-	-
Policy charges	(4)	(161)	(118)	(50)
Surrenders and withdrawals	(3)	(60)	(15)	-
Transfers between Divisions
(including fixed account), net	16	(124)	(355)	1,074
Increase (decrease) in net assets derived from
principal transactions	21	(87)	(255)	1,090
Total increase (decrease) in net assets	22	-	(137)	1,085
Net assets at December 31, 2007	$ 70	$ 1,767	$ 2,814	$ 1,375

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING Van	ING Van
	ING UBS U.S.	ING Van Kampen	Kampen Growth	Kampen Real
	Allocation	Capital Growth	and Income	Estate Portfolio
	Portfolio -	Portfolio -	Portfolio -	- Institutional
	Service Class	Institutional Class	Service Class	Class

Net Assets at January 1, 2006	$ -	$ 95	$ 3	$ 35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	2	1
Total realized gain (loss) on investments
and capital gains distributions	-	4	23	7
Net unrealized appreciation (depreciation)
of investments	-	(1)	6	6
Net increase (decrease) in net assets from operations	-	2	31	14
Changes from principal transactions:
Premiums	-	3	48	2
Policy loans	-	-	1	-
Death benefits	-	-	-	-
Policy charges	-	(8)	(21)	(2)
Surrenders and withdrawals	-	(2)	(3)	-
Transfers between Divisions
(including fixed account), net	-	1	421	(5)
Increase (decrease) in net assets derived from
principal transactions	-	(6)	446	(5)
Total increase (decrease) in net assets	-	(4)	477	9
Net assets at December 31, 2006	-	91	480	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	4	1
Total realized gain (loss) on investments
and capital gains distributions	-	10	32	6
Net unrealized appreciation (depreciation)
of investments	-	6	(27)	(13)
Net increase (decrease) in net assets from operations	-	15	9	(6)
Changes from principal transactions:
Premiums	-	-	60	-
Policy loans	-	(11)	(6)	-
Death benefits	-	-	-	-
Policy charges	-	(6)	(33)	(2)
Surrenders and withdrawals	-	(8)	(9)	(1)
Transfers between Divisions
(including fixed account), net	6	(7)	(4)	(7)
Increase (decrease) in net assets derived from
principal transactions	6	(32)	8	(10)
Total increase (decrease) in net assets	6	(17)	17	(16)
Net assets at December 31, 2007	$ 6	$ 74	$ 497	$ 28

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP Index	ING Wells Fargo
	Plus	Small Cap		ING American
	International	Disciplined	ING American Century	Small-
	Equity	Portfolio -	Century Select	Mid Cap Value
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ -	$ -	$ 763	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	6	5	1	-
Net unrealized appreciation (depreciation)
of investments	19	8	(27)	-
Net increase (decrease) in net assets from operations	27	13	(21)	-
Changes from principal transactions:
Premiums	13	18	48	-
Policy loans	-	-	(2)	-
Death benefits	-	(4)	-	-
Policy charges	(7)	(9)	(38)	-
Surrenders and withdrawals	-	-	(4)	-
Transfers between Divisions
(including fixed account), net	266	245	(40)	3
Increase (decrease) in net assets derived from
principal transactions	272	250	(36)	3
Total increase (decrease) in net assets	299	263	(57)	3
Net assets at December 31, 2006	299	263	706	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2)	4	-
Total realized gain (loss) on investments
and capital gains distributions	5	2	87	-
Net unrealized appreciation (depreciation)
of investments	19	(18)	(33)	(1)
Net increase (decrease) in net assets from operations	22	(18)	58	(1)
Changes from principal transactions:
Premiums	19	19	-	-
Policy loans	-	(2)	(1)	-
Death benefits	-	(1)	-	-
Policy charges	(12)	(19)	(11)	-
Surrenders and withdrawals	-	(14)	(2)	-
Transfers between Divisions
(including fixed account), net	(20)	82	(750)	1
Increase (decrease) in net assets derived from
principal transactions	(13)	65	(764)	1
Total increase (decrease) in net assets	9	47	(706)	-
Net assets at December 31, 2007	$ 308	$ 310	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Baron	ING Columbia	ING
	Small Cap	Small Cap	Fundamental	ING JPMorgan
	Growth	Value II	Research	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ 10	$ -	$ 24	$ 12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	100	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	5	-
Net unrealized appreciation (depreciation)
of investments	2	1	739	2
Net increase (decrease) in net assets from operations	3	1	844	2
Changes from principal transactions:
Premiums	12	3	161	3
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(2)	(2)	(1)	(1)
Surrenders and withdrawals	-	-	(659)	-
Transfers between Divisions
(including fixed account), net	25	47	6,948	-
Increase (decrease) in net assets derived from
principal transactions	35	48	6,449	2
Total increase (decrease) in net assets	38	49	7,293	4
Net assets at December 31, 2006	48	49	7,317	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	264	-
Total realized gain (loss) on investments
and capital gains distributions	6	-	(72)	2
Net unrealized appreciation (depreciation)
of investments	(3)	(2)	316	(1)
Net increase (decrease) in net assets from operations	3	(2)	508	1
Changes from principal transactions:
Premiums	21	36	265	6
Policy loans	-	(1)	(2)	-
Death benefits	-	-	-	-
Policy charges	(5)	(6)	(1)	(2)
Surrenders and withdrawals	-	-	(458)	-
Transfers between Divisions
(including fixed account), net	11	7	(7,629)	(2)
Increase (decrease) in net assets derived from
principal transactions	27	36	(7,825)	2
Total increase (decrease) in net assets	30	34	(7,317)	3
Net assets at December 31, 2007	$ 78	$ 83	$ -	$ 19

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Legg	ING Lord
	Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	Aggressive	Government	Berman	Berman
	Growth	Securities	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ 18	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	2	-	-	1
Net increase (decrease) in net assets from operations	2	-	-	1
Changes from principal transactions:
Premiums	-	-	-	-
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(1)	-	-	-
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	-	9	15
Increase (decrease) in net assets derived from
principal transactions	-	-	9	15
Total increase (decrease) in net assets	2	-	9	16
Net assets at December 31, 2006	20	-	9	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	2	-
Net unrealized appreciation (depreciation)
of investments	(2)	-	(1)	(1)
Net increase (decrease) in net assets from operations	-	-	1	(1)
Changes from principal transactions:
Premiums	-	-	2	15
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	-	-	-	(2)
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	(10)	-	(1)	1
Increase (decrease) in net assets derived from
principal transactions	(10)	-	1	14
Total increase (decrease) in net assets	(10)	-	2	13
Net assets at December 31, 2007	$ 10	$ -	$ 11	$ 29

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING		ING T. Rowe
	ING	Oppenheimer		Price
	Oppenheimer	Strategic	ING PIMCO	Diversified Mid
	Global	Income	Total Return	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class

Net Assets at January 1, 2006	$ 1,239	$ 1	$ 110	$ 1,905

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	-	1	(12)
Total realized gain (loss) on investments
and capital gains distributions	18	-	4	68
Net unrealized appreciation (depreciation)
of investments	213	1	-	111
Net increase (decrease) in net assets from operations	224	1	5	167
Changes from principal transactions:
Premiums	201	1	-	257
Policy loans	(13)	-	-	(26)
Death benefits	(5)	-	-	(2)
Policy charges	(86)	(1)	(4)	(115)
Surrenders and withdrawals	(30)	-	-	(40)
Transfers between Divisions
(including fixed account), net	26	27	(71)	(60)
Increase (decrease) in net assets derived from
principal transactions	93	27	(75)	14
Total increase (decrease) in net assets	317	28	(70)	181
Net assets at December 31, 2006	1,556	29	40	2,086

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	2	4	(9)
Total realized gain (loss) on investments
and capital gains distributions	111	-	-	251
Net unrealized appreciation (depreciation)
of investments	(28)	1	8	29
Net increase (decrease) in net assets from operations	92	3	12	271
Changes from principal transactions:
Premiums	190	4	41	249
Policy loans	(33)	-	-	(64)
Death benefits	(3)	-	-	(31)
Policy charges	(98)	(3)	(7)	(122)
Surrenders and withdrawals	(62)	(1)	-	(38)
Transfers between Divisions
(including fixed account), net	49	19	90	70
Increase (decrease) in net assets derived from
principal transactions	43	19	124	64
Total increase (decrease) in net assets	135	22	136	335
Net assets at December 31, 2007	$ 1,691	$ 51	$ 176	$ 2,421

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING VP
	ING UBS U.S.	ING Van	ING Van	Strategic
	Large Cap	Kampen	Kampen Equity	Allocation
	Equity	Comstock	and Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class I

Net Assets at January 1, 2006	$ 311	$ 32	$ 24	$ 9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	5	6	1
Net unrealized appreciation (depreciation)
of investments	42	2	(5)	-
Net increase (decrease) in net assets from operations	45	7	1	1
Changes from principal transactions:
Premiums	66	7	10	2
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	(30)	(4)	(1)	(3)
Surrenders and withdrawals	(8)	(2)	-	-
Transfers between Divisions
(including fixed account), net	(6)	29	(30)	1
Increase (decrease) in net assets derived from
principal transactions	22	30	(21)	-
Total increase (decrease) in net assets	67	37	(20)	1
Net assets at December 31, 2006	378	69	4	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	10	3	-	1
Net unrealized appreciation (depreciation)
of investments	(11)	(7)	-	-
Net increase (decrease) in net assets from operations	(1)	(3)	-	1
Changes from principal transactions:
Premiums	65	26	2	-
Policy loans	(15)	-	(1)	-
Death benefits	(2)	-	-	-
Policy charges	(35)	(6)	(1)	(3)
Surrenders and withdrawals	(11)	(1)	-	-
Transfers between Divisions
(including fixed account), net	55	1	3	-
Increase (decrease) in net assets derived from
principal transactions	57	20	3	(3)
Total increase (decrease) in net assets	56	17	3	(2)
Net assets at December 31, 2007	$ 434	$ 86	$ 7	$ 8

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP Strategic	ING VP
	Allocation	Growth and	ING VP Index	ING VP Index
	Moderate	Income	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net Assets at January 1, 2006	$ 14	$ -	$ 58	$ 94

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	1	8
Net unrealized appreciation (depreciation)
of investments	1	-	7	1
Net increase (decrease) in net assets from operations	1	-	9	9
Changes from principal transactions:
Premiums	-	-	5	19
Policy loans	-	-	-	-
Death benefits	-	-	-	-
Policy charges	-	-	(5)	(8)
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	4	94
Increase (decrease) in net assets derived from
principal transactions	-	-	4	105
Total increase (decrease) in net assets	1	-	13	114
Net assets at December 31, 2006	15	-	71	208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	637	1	1
Total realized gain (loss) on investments
and capital gains distributions	1	(15)	3	18
Net unrealized appreciation (depreciation)
of investments	-	(1,157)	-	(8)
Net increase (decrease) in net assets from operations	1	(535)	4	11
Changes from principal transactions:
Premiums	-	76	11	17
Policy loans	-	-	-	-
Death benefits	-	-	-	(1)
Policy charges		-	(7)	(11)
Surrenders and withdrawals	-	(56)	-	-
Transfers between Divisions
(including fixed account), net	(1)	7,534	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(1)	7,554	3	5
Total increase (decrease) in net assets	-	7,019	7	16
Net assets at December 31, 2007	$ 15	$ 7,019	$ 78	$ 224

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP Index	ING VP Value	ING VP High	ING VP
	Plus SmallCap	Opportunity	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class I	Class I	- Class I

Net Assets at January 1, 2006	$ 92	$ 48	$ 75	$ 865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	15	19
Total realized gain (loss) on investments
and capital gains distributions	6	-	-	79
Net unrealized appreciation (depreciation)
of investments	8	7	6	154
Net increase (decrease) in net assets from operations	13	8	21	252
Changes from principal transactions:
Premiums	15	3	42	35
Policy loans	-	-	(3)	(8)
Death benefits	-	-	-	-
Policy charges	(9)	(4)	(18)	(47)
Surrenders and withdrawals	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	96	(1)	209	43
Increase (decrease) in net assets derived from
principal transactions	102	(2)	230	20
Total increase (decrease) in net assets	115	6	251	272
Net assets at December 31, 2006	207	54	326	1,137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	28	9
Total realized gain (loss) on investments
and capital gains distributions	22	1	-	270
Net unrealized appreciation (depreciation)
of investments	(36)	-	(27)	(162)
Net increase (decrease) in net assets from operations	(14)	2	1	117
Changes from principal transactions:
Premiums	15	-	40	-
Policy loans	-	(1)	(16)	(15)
Death benefits	-	-	(1)	(2)
Policy charges	(11)	(3)	(30)	(35)
Surrenders and withdrawals	-	-	(7)	(40)
Transfers between Divisions
(including fixed account), net	(4)	(1)	90	(353)
Increase (decrease) in net assets derived from
principal transactions	-	(5)	76	(445)
Total increase (decrease) in net assets	(14)	(3)	77	(328)
Net assets at December 31, 2007	$ 193	$ 51	$ 403	$ 809

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP		ING VP
	MidCap		SmallCap	ING VP
	Opportunities	ING VP Real	Opportunities	Balanced
	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class I	- Class S	Class I	Class I

Net Assets at January 1, 2006	$ 800	$ 13	$ 537	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	2	(3)	-
Total realized gain (loss) on investments
and capital gains distributions	82	5	68	(44)
Net unrealized appreciation (depreciation)
of investments	(23)	18	-	474
Net increase (decrease) in net assets from operations	54	25	65	430
Changes from principal transactions:
Premiums	33	16	51	94
Policy loans	(3)	-	(3)	-
Death benefits	(1)	-	(2)	-
Policy charges	(43)	(5)	(25)	-
Surrenders and withdrawals	(4)	-	(4)	(385)
Transfers between Divisions
(including fixed account), net	(287)	109	(209)	5,081
Increase (decrease) in net assets derived from
principal transactions	(305)	120	(192)	4,790
Total increase (decrease) in net assets	(251)	145	(127)	5,220
Net assets at December 31, 2006	549	158	410	5,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	4	(3)	360
Total realized gain (loss) on investments
and capital gains distributions	34	13	17	103
Net unrealized appreciation (depreciation)
of investments	93	(44)	25	(59)
Net increase (decrease) in net assets from operations	124	(27)	39	404
Changes from principal transactions:
Premiums	-	23	46	339
Policy loans	(32)	-	(6)	-
Death benefits	(1)	-	-	-
Policy charges	(33)	(9)	(24)	-
Surrenders and withdrawals	(29)	-	(23)	(321)
Transfers between Divisions
(including fixed account), net	(11)	6	14	(245)
Increase (decrease) in net assets derived from
principal transactions	(106)	20	7	(227)
Total increase (decrease) in net assets	18	(7)	46	177
Net assets at December 31, 2007	$ 567	$ 151	$ 456	$ 5,397

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		Neuberger
		Berman AMT
	ING VP	Socially
	Intermediate	Responsive
	Bond Portfolio	Portfolio® -
	- Class I	Class I

Net Assets at January 1, 2006	$ 52	$ 52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	-
Total realized gain (loss) on investments
and capital gains distributions	2	2
Net unrealized appreciation (depreciation)
of investments	(20)	6
Net increase (decrease) in net assets from operations	10	8
Changes from principal transactions:
Premiums	21	21
Policy loans	(4)	-
Death benefits	-	-
Policy charges	(4)	(6)
Surrenders and withdrawals	(50)	-
Transfers between Divisions
(including fixed account), net	220	-
Increase (decrease) in net assets derived from
principal transactions	183	15
Total increase (decrease) in net assets	193	23
Net assets at December 31, 2006	245	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)
Total realized gain (loss) on investments
and capital gains distributions	47	4
Net unrealized appreciation (depreciation)
of investments	34	4
Net increase (decrease) in net assets from operations	85	7
Changes from principal transactions:
Premiums	17	18
Policy loans	(2)	-
Death benefits	-	-
Policy charges	(4)	(13)
Surrenders and withdrawals	(14)	-
Transfers between Divisions
(including fixed account), net	(61)	62
Increase (decrease) in net assets derived from
principal transactions	(64)	67
Total increase (decrease) in net assets	21	74
Net assets at December 31, 2007	$ 266	$ 149

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the “Account”) was established by ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) to support the operations of variable life insurance policies (“Policies”). RLNY is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more investment divisions (“Divisions”) within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2007, the Account had, under Select*Life NY, Estate Design Policies, and Investor Elite Policies, 73 Divisions, 8 of which invest in an independently managed mutual fund portfolio and 65 of which invest in a mutual fund portfolio managed by an affiliate, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”), formerly Directed Services, Inc. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2007 and related Trusts are as follows:

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund -
Class 2
American Funds Insurance Series® Growth-Income
Fund - Class 2
American Funds Insurance Series® International Fund
- Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Institutional Class
ING BlackRock Large Cap Growth Portfolio -
Institutional Class*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

ING Investors Trust (continued):
ING BlackRock Large Cap Value Portfolio -
Institutional Class
ING Evergreen Health Sciences Portfolio -
Institutional Class*
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class*
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
ING FMRSM Mid Cap Growth Portfolio - Institutional
Class
ING Global Resources Portfolio - Institutional Class
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class*
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING LifeStyle Aggressive Growth Portfolio -
Institutional Class*
ING LifeStyle Growth Portfolio - Institutional Class*
ING LifeStyle Moderate Growth Portfolio -
Institutional Class*
ING LifeStyle Moderate Portfolio - Institutional
Class**
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class*
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities Portfolio -
Institutional Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® -
Institutional Class*
ING Pioneer Fund Portfolio - Institutional Class**
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
ING UBS U.S. Allocation Portfolio - Service Class**
ING Van Kampen Capital Growth Portfolio -
Institutional Class
ING Van Kampen Growth and Income Portfolio -
Service Class
ING Van Kampen Real Estate Portfolio - Institutional
Class
ING VP Index Plus International Equity Portfolio -
Service Class*
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class*

ING Partners, Inc.:
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING Columbia Small Cap Value II Portfolio - Initial
Class*
ING JPMorgan Mid Cap Value Portfolio - Initial
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class*
ING Neuberger Berman Partners Portfolio - Initial
Class*
ING Neuberger Berman Regency Portfolio - Initial
Class*
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio -
Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio -
Initial Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Growth Portfolio -
Class I
ING VP Strategic Allocation Moderate Portfolio -
Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I**
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I*
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I

* Division was added in 2006
**Division was added in 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2007. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Van Kampen Capital Growth Portfolio -	ING Van Kampen Equity Growth Portfolio -
Institutional Class	Institutional Class

During 2007, the following Divisions were closed to contractowners:

ING Investors Trust

ING Lord Abbett Affiliated Portfolio - Institutional Class ING MarketStyle Growth Portfolio - Institutional Class ING MarketStyle Moderate Growth Portfolio - Institutional Class ING Partners, Inc ING American Century Select Portfolio - Initial Class ING Fundamental Research Portfolio - Initial Class

Prior to January 1, 2007, ING VP Balanced Portfolio - Class I and portions of ING Liquid Assets Portfolio – Institutional Class, ING Fundamental Research Portfolio - Initial Class and ING VP Intermediate Bond Portfolio - Class I were reported separately. Beginning January 1, 2007 the above funds were combined in this report. The Statements of Changes in Net Assets, Purchases and Sales of Investment Securities, Changes in Units and Financial Highlights as of December 31, 2006 for these funds were restated.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Contractowner reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including premiums, surrenders and withdrawals, policy loans, death benefits, and policy charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4. Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover RLNY’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

RLNY deducts a premium charge from 4.50% to 6.50% of each Premium payment as defined in the Policies for years one through ten. Premium charges after the tenth policy year is 3.75% as defined in the Policies.

Mortality and Expense Risk and Other Charges

Deductions include mortality and expense risk charges, a monthly cost of insurance charge, a monthly administrative charge, a monthly variable accumulation value charge, a monthly amount charge, and any charges for optional insurance benefits.

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the contract.

For all Policies, mortality and expense risk charges result in the redemption of units rather than a deduction in the daily computation of unit values. RLNY currently deducts this charge at an annual rate of 0.50% to 0.90% of the accumulation value of the Policy in years one through ten, in accordance with the terms of the Policies. After the tenth policy year, the charge is eliminated or reduced.

The monthly administrative charge currently ranges from $7.50 to $10 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies.

Surrender and Lapse Charges

As defined in the Policies, RLNY assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

Transfers and Other Contract Charges

A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policies.

5. Related Party Transactions

During the year ended December 31, 2007, management fees were paid to IIL, an affiliate of the Company, in its capacity as investment manager to the ING Strategic Allocation Portfolios, Inc., ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.14% to 1.25% of the average net assets of each respective Fund.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$ 225	$ 35	$ 78	$ 12
American Funds Insurance Series® Growth-Income Fund - Class 2	115	34	325	25
American Funds Insurance Series® International Fund - Class 2	93	33	205	28
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	274	156	415	83
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,124	516	590	202
Fidelity® VIP Index 500 Portfolio - Initial Class	55	230	84	1,246
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	705	1,107	124	1,000
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional
Class	14	30	18	4
ING BlackRock Large Cap Growth Portfolio - Institutional Class	753	63	7	-
ING BlackRock Large Cap Value Portfolio - Institutional Class	84	74	27	93
ING Evergreen Health Sciences Portfolio - Institutional Class	10	3	6	1
ING Evergreen Omega Portfolio - Institutional Class	179	104	171	93
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	19	5	40	2
ING FMRSM Large Cap Growth Portfolio - Institutional Class	188	252	1,003	296
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	-	7	1	3
ING Global Resources Portfolio - Institutional Class	81	29	61	18
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	119	26	81	1
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	202	100	260	59
ING JPMorgan Value Opportunities Portfolio - Institutional Class	194	105	71	44
ING Julius Baer Foreign Portfolio - Institutional Class	102	31	116	4
ING Legg Mason Value Portfolio - Institutional Class	148	11	61	7
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	56	15	153	5
ING LifeStyle Growth Portfolio - Institutional Class	55	4	4	-
ING LifeStyle Moderate Growth Portfolio - Institutional Class	117	7	6	1
ING LifeStyle Moderate Portfolio - Institutional Class	66	1	-	-
ING Limited Maturity Bond Portfolio - Service Class	131	67	1,262	38
ING Liquid Assets Portfolio - Institutional Class	655	932	5,388	1,191
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	4	4	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING MarketStyle Growth Portfolio - Institutional Class	$ 4	$ 7	$ 9	$ 6
ING MarketStyle Moderate Growth Portfolio - Institutional Class	1	1	-	-
ING Marsico Growth Portfolio - Institutional Class	12	1	11	-
ING Marsico International Opportunities Portfolio - Institutional
Class	237	196	127	33
ING MFS Total Return Portfolio - Institutional Class	32	10	9	2
ING MFS Utilities Portfolio - Service Class	116	24	24	21
ING Oppenheimer Main Street Portfolio® - Institutional Class	5	-	2	1
ING Pioneer Fund Portfolio - Institutional Class	6	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	37	12	19	12
ING Stock Index Portfolio - Institutional Class	274	286	831	183
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class	653	585	563	207
ING T. Rowe Price Equity Income Portfolio - Institutional Class	1,238	102	270	2
ING UBS U.S. Allocation Portfolio - Service Class	6	-	-	-
ING Van Kampen Capital Growth Portfolio - Institutional Class	3	32	4	9
ING Van Kampen Growth and Income Portfolio - Service Class	80	35	485	14
ING Van Kampen Real Estate Portfolio - Institutional Class	5	9	11	12
ING VP Index Plus International Equity Portfolio - Service Class	20	34	289	8
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
Class	111	48	272	17
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	5	765	47	78
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	-	-	3	-
ING Baron Small Cap Growth Portfolio - Initial Class	78	51	43	8
ING Columbia Small Cap Value II Portfolio - Initial Class	41	7	50	2
ING Fundamental Research Portfolio - Initial Class	1,172	7,309	6,954	476
ING JPMorgan Mid Cap Value Portfolio - Initial Class	7	4	3	1
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	-	11	-	1
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class	-	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	7	5	8	-
ING Neuberger Berman Regency Portfolio - Initial Class	15	2	15	-
ING Oppenheimer Global Portfolio - Initial Class	263	141	165	77
ING Oppenheimer Strategic Income Portfolio - Service Class	24	3	28	1
ING PIMCO Total Return Portfolio - Initial Class	136	8	33	107
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	453	190	187	141
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	108	51	44	22
ING Van Kampen Comstock Portfolio - Initial Class	28	5	41	9
ING Van Kampen Equity and Income Portfolio - Initial Class	7	3	11	32
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Growth Portfolio - Class I	1	3	14	14
ING VP Strategic Allocation Moderate Portfolio - Class I	1	1	1	1

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	$ 7,546	$ -	$ - $	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	15	10	9	4
ING VP Index Plus MidCap Portfolio - Class I	42	20	122	11
ING VP Index Plus SmallCap Portfolio - Class I	40	20	112	7
ING VP Value Opportunity Portfolio - Class I	1	5	3	3
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	139	39	250	10
ING VP International Value Portfolio - Class I	147	451	185	88
ING VP MidCap Opportunities Portfolio - Class I	-	110	22	332
ING VP Real Estate Portfolio - Class S	72	41	141	16
ING VP SmallCap Opportunities Portfolio - Class I	52	47	38	234
ING VP Balanced Portfolio, Inc:
ING VP Balanced Portfolio - Class I	277	1,150	5,721	398
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	64	1,110	1,291	119
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	76	8	19	3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

7.	Changes in Units

	The net changes in units outstanding follow:

				Year ended December 31
			2007			2006

		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

	American Funds Insurance Series:
	American Funds Insurance Series® Growth Fund - Class 2	8,508	1,787	6,721	19,587	2,725	16,862
	American Funds Insurance Series® Growth-Income Fund - Class 2	5,813	1,865	3,948	5,270	1,464	3,806
	American Funds Insurance Series® International Fund - Class 2	2,415	1,249	1,166	9,481	1,745	7,736
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	2,630	3,740	(1,110)	8,399	5,161	3,238
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	6,217	11,466	(5,249)	11,521	8,900	2,621
	Fidelity® VIP Index 500 Portfolio - Initial Class	8	5,821	(5,813)	9,283	44,881	(35,598)
	Fidelity® Variable Insurance Products V:
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	30,952	51,160	(20,208)	13,062	59,808	(46,746)
	ING Investors Trust:
	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	810	2,103	(1,293)	1,131	344	787
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	55,113	4,646	50,467	577	58	519
	ING BlackRock Large Cap Value Portfolio - Institutional Class	4,472	5,152	(680)	1,514	7,827	(6,313)
	ING Evergreen Health Sciences Portfolio - Institutional Class	712	212	500	442	63	379
	ING Evergreen Omega Portfolio - Institutional Class	11,945	7,782	4,163	25,695	19,029	6,666
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,735	473	1,262	3,841	322	3,519
	ING FMRSM Large Cap Growth Portfolio - Institutional Class	16,143	22,674	(6,531)	111,688	47,414	64,274
	ING FMRSM Mid Cap Growth Portfolio - Institutional Class	-	971	(971)	323	594	(271)
	ING Global Resources Portfolio - Institutional Class	2,059	940	1,119	2,320	1,089	1,231
	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	8,615	1,910	6,705	7,740	139	7,601
	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	7,345	6,457	888	22,172	10,133	12,039
	ING JPMorgan Value Opportunities Portfolio - Institutional Class	10,609	7,823	2,786	8,772	7,451	1,321
	ING Julius Baer Foreign Portfolio - Institutional Class	5,108	1,765	3,343	7,848	372	7,476
	ING Legg Mason Value Portfolio - Institutional Class	11,215	829	10,386	5,281	633	4,648
	ING LifeStyle Aggressive Growth Portfolio - Institutional Class	3,080	984	2,096	12,051	543	11,508
	ING LifeStyle Growth Portfolio - Institutional Class	3,754	270	3,484	485	236	249
	ING LifeStyle Moderate Growth Portfolio - Institutional Class	8,340	477	7,863	654	233	421

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Institutional Class	5,007	43	4,964	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	9,477	6,032	3,445	135,851	23,627	112,224
ING Liquid Assets Portfolio - Institutional Class	35,530	149,180	(113,650)	1,866,110	340,969	1,525,141
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	197	(197)	212	15	197
ING MarketStyle Growth Portfolio - Institutional Class	274	557	(283)	1,944	1,661	283
ING MarketStyle Moderate Growth Portfolio - Institutional Class	100	100	-	-	-	-
ING Marsico Growth Portfolio - Institutional Class	884	103	781	1,002	100	902
ING Marsico International Opportunities Portfolio - Institutional Class	9,180	11,548	(2,368)	11,757	5,191	6,566
ING MFS Total Return Portfolio - Institutional Class	1,803	648	1,155	599	193	406
ING MFS Utilities Portfolio - Service Class	6,473	1,334	5,139	1,810	1,707	103
ING Oppenheimer Main Street Portfolio® - Institutional Class	362	7	355	244	112	132
ING Pioneer Fund Portfolio - Institutional Class	432	25	407	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,402	862	1,540	1,845	1,208	637
ING Stock Index Portfolio - Institutional Class	13,506	20,209	(6,703)	80,321	29,128	51,193
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	16,098	30,211	(14,113)	26,167	17,304	8,863
ING T. Rowe Price Equity Income Portfolio - Institutional Class	88,060	7,347	80,713	21,742	555	21,187
ING UBS U.S. Allocation Portfolio - Service Class	473	7	466	-	-	-
ING Van Kampen Capital Growth Portfolio - Institutional Class	-	2,305	(2,305)	247	912	(665)
ING Van Kampen Growth and Income Portfolio - Service Class	2,947	2,555	392	39,322	2,909	36,413
ING Van Kampen Real Estate Portfolio - Institutional Class	-	334	(334)	311	453	(142)
ING VP Index Plus International Equity Portfolio - Service Class	1,364	2,483	(1,119)	28,814	5,766	23,048
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	10,016	4,479	5,537	27,498	2,611	24,887
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	-	66,340	(66,340)	5,045	9,273	(4,228)
ING American Century Small-Mid Cap Value Portfolio - Initial Class	-	25	(25)	291	41	250
ING Baron Small Cap Growth Portfolio - Initial Class	5,717	3,712	2,005	3,647	780	2,867
ING Columbia Small Cap Value II Portfolio - Initial Class	3,674	631	3,043	5,091	251	4,840
ING Fundamental Research Portfolio - Initial Class	42,663	1,620,817	(1,578,154)	1,587,936	10,583	1,577,353
ING JPMorgan Mid Cap Value Portfolio - Initial Class	297	173	124	195	66	129
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	-	771	(771)	33	55	(22)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	27	7	20	9	-	9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Neuberger Berman Partners Portfolio - Initial Class	579	474	105	844	7	837
ING Neuberger Berman Regency Portfolio - Initial Class	1,358	145	1,213	1,558	27	1,531
ING Oppenheimer Global Portfolio - Initial Class	11,567	9,380	2,187	20,196	13,624	6,572
ING Oppenheimer Strategic Income Portfolio - Service Class	1,919	301	1,618	2,675	171	2,504
ING PIMCO Total Return Portfolio - Initial Class	12,048	696	11,352	3,003	9,978	(6,975)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	17,205	13,352	3,853	22,971	22,486	485
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	7,727	3,778	3,949	5,926	4,242	1,684
ING Van Kampen Comstock Portfolio - Initial Class	1,564	301	1,263	2,814	743	2,071
ING Van Kampen Equity and Income Portfolio - Initial Class	458	205	253	792	2,502	(1,710)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Growth Portfolio - Class I	-	217	(217)	1,151	1,157	(6)
ING VP Strategic Allocation Moderate Portfolio - Class I	-	40	(40)	10	55	(45)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	1,574,296	20	1,574,276	-	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	955	694	261	810	509	301
ING VP Index Plus MidCap Portfolio - Class I	1,505	1,236	269	9,692	2,877	6,815
ING VP Index Plus SmallCap Portfolio - Class I	1,169	1,230	(61)	8,190	1,838	6,352
ING VP Value Opportunity Portfolio - Class I	-	404	(404)	264	381	(117)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	8,512	3,006	5,506	21,755	2,400	19,355
ING VP International Value Portfolio - Class I	-	14,297	(14,297)	4,610	4,023	587
ING VP MidCap Opportunities Portfolio - Class I	-	12,102	(12,102)	4,374	42,719	(38,345)
ING VP Real Estate Portfolio - Class S	4,007	2,568	1,439	11,649	2,747	8,902
ING VP SmallCap Opportunities Portfolio - Class I	1,402	1,263	139	1,886	7,562	(5,676)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	175,370	451,429	(276,059)	1,989,838	-	1,989,838
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	20,539	403,816	(383,277)	454,506	718	453,788
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	4,439	486	3,953	1,499	484	1,015

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	American Funds Insurance Series® Growth Fund - Class 2
	Contracts in accumulation period	41,590.674	$ 20.39	$ 848,034
	American Funds Insurance Series® Growth-Income Fund -
	Class 2
	Contracts in accumulation period	15,532.179	$ 17.88	$ 277,715
	American Funds Insurance Series® International Fund -
	Class 2
	Contracts in accumulation period	20,136.278	$ 28.06	$ 565,024
	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Contracts in accumulation period	39,771.827	$ 40.21	$ 1,599,225
	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Contracts in accumulation period	66,766.489	$ 50.29	$ 3,357,687
	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period	36,506.176	$ 39.27	$ 1,433,598
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	Contracts in accumulation period	19,011.896	$ 22.24	$ 422,825
	ING AllianceBernstein Mid Cap Growth Portfolio -
	Institutional Class
	Contracts in accumulation period	1,037.251	$ 14.58	$ 15,123
	ING BlackRock Large Cap Growth Portfolio - Institutional
	Class
	Contracts in accumulation period	50,985.725	$ 13.44	$ 685,248
	ING BlackRock Large Cap Value Portfolio - Institutional
	Class
	Contracts in accumulation period	34,025.050	$ 14.22	$ 483,836
	ING Evergreen Health Sciences Portfolio - Institutional Class
	Contracts in accumulation period	878.966	$ 13.66	$ 12,007
	ING Evergreen Omega Portfolio - Institutional Class
	Contracts in accumulation period	149,045.621	$ 13.63	$ 2,031,492
	ING FMRSM Diversified Mid Cap Portfolio - Institutional
	Class
	Contracts in accumulation period	4,781.214	$ 11.43	$ 54,649
	ING FMRSM Large Cap Growth Portfolio - Institutional Class
	Contracts in accumulation period	223,128.448	$ 11.36	$ 2,534,739
	ING FMRSM Mid Cap Growth Portfolio - Institutional Class
	Contracts in accumulation period	7,114.841	$ 7.04	$ 50,088
	ING Global Resources Portfolio - Institutional Class
	Contracts in accumulation period	5,023.419	$ 36.55	$ 183,606
	ING JPMorgan Emerging Markets Equity Portfolio -
	Institutional Class
	Contracts in accumulation period	14,306.378	$ 15.96	$ 228,330
	ING JPMorgan Small Cap Core Equity Portfolio -
	Institutional Class
	Contracts in accumulation period	99,293.226	$ 14.47	$ 1,436,773
	ING JPMorgan Value Opportunities Portfolio - Institutional
	Class
	Contracts in accumulation period	57,538.121	$ 12.84	$ 738,789
	ING Julius Baer Foreign Portfolio - Institutional Class
	Contracts in accumulation period	13,238.313	$ 17.98	$ 238,025

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Institutional Class
Contracts in accumulation period	15,599.508	$ 12.20	$ 190,314
ING LifeStyle Aggressive Growth Portfolio - Institutional
Class
Contracts in accumulation period	13,604.436	$ 14.98	$ 203,794
ING LifeStyle Growth Portfolio - Institutional Class
Contracts in accumulation period	3,732.728	$ 14.39	$ 53,714
ING LifeStyle Moderate Growth Portfolio - Institutional
Class
Contracts in accumulation period	8,283.593	$ 13.80	$ 114,314
ING LifeStyle Moderate Portfolio - Institutional Class
Contracts in accumulation period	4,963.875	$ 13.36	$ 66,317
ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	116,656.234	$ 11.47	$ 1,338,047
ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	1,568,387.418	$2.91 to $11.48	$ 5,683,703
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	1,687.803	$ 13.98	$ 23,595
ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period	55,136.029	$ 18.86	$ 1,039,866
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period	2,744.724	$ 15.34	$ 42,104
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period	7,767.797	$ 19.17	$ 148,909
ING Oppenheimer Main Street Portfolio® - Institutional
Class
Contracts in accumulation period	486.596	$ 13.48	$ 6,559
ING Pioneer Fund Portfolio - Institutional Class
Contracts in accumulation period	407.138	$ 13.64	$ 5,553
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period	5,366.635	$ 13.13	$ 70,464
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period	125,666.472	$ 14.06	$ 1,766,871
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
Contracts in accumulation period	144,383.753	$ 19.49	$ 2,814,039
ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period	103,190.564	$ 13.32	$ 1,374,498
ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period	465.681	$ 12.37	$ 5,760
ING Van Kampen Capital Growth Portfolio - Institutional
Class
Contracts in accumulation period	4,713.048	$ 15.71	$ 74,042
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period	37,105.096	$ 13.40	$ 497,208
ING Van Kampen Real Estate Portfolio - Institutional Class
Contracts in accumulation period	1,190.062	$ 23.89	$ 28,431

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period	21,929.459	$ 14.04	$ 307,890
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
Contracts in accumulation period	30,424.231	$ 10.20	$ 310,327
ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period	231.257	$ 12.92	$ 2,988
ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	5,726.475	$ 13.70	$ 78,453
ING Columbia Small Cap Value II Portfolio - Initial Class
Contracts in accumulation period	7,882.992	$ 10.50	$ 82,771
ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	977.533	$ 19.70	$ 19,257
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Contracts in accumulation period	731.213	$ 13.07	$ 9,557
ING Lord Abbett U.S. Government Securities Portfolio -
Initial Class
Contracts in accumulation period	28.929	$ 11.30	$ 327
ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period	942.152	$ 11.35	$ 10,693
ING Neuberger Berman Regency Portfolio - Initial Class
Contracts in accumulation period	2,744.394	$ 10.45	$ 28,679
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	111,204.745	$ 15.21	$ 1,691,424
ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period	4,230.836	$ 11.98	$ 50,685
ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	15,167.921	$ 11.63	$ 176,403
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period	165,794.433	$ 14.60	$ 2,420,599
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	33,035.920	$ 13.15	$ 434,422
ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period	5,737.056	$ 15.06	$ 86,400
ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period	514.546	$ 14.48	$ 7,451
ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	576.590	$ 13.89	$ 8,009
ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	1,167.492	$ 13.22	$ 15,434
ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period	1,574,275.499	$4.04 to $9.98	$ 6,373,958
ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	5,379.892	$ 14.59	$ 78,493

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	13,809.764	$ 16.19	$ 223,580
ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	12,828.886	$ 15.06	$ 193,203
ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period	4,285.710	$ 11.87	$ 50,871
ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period	31,448.327	$ 12.80	$ 402,539
ING VP International Value Portfolio - Class I
Contracts in accumulation period	24,051.811	$ 33.63	$ 808,862
ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period	55,111.483	$ 10.28	$ 566,546
ING VP Real Estate Portfolio - Class S
Contracts in accumulation period	11,425.236	$ 13.24	$ 151,270
ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	12,075.830	$ 37.80	$ 456,466
ING VP Balanced Portfolio - Class I
Contracts in accumulation period	1,710,319.993	$2.76 to $11.20	$ 4,720,596
ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period	74,522.365	$2.58 to $13.64	$ 270,726
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period	8,625.700	$ 17.31	$ 149,311

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

American Funds Insurance Series® Growth Fund -
Class 2
2007	42	$20.39	$848	0.81%	-	12.34%
2006	35	$18.15	$633	0.94%	-	10.20%
2005	18	$16.47	$297	1.76%	-	16.23%
2004	9	$14.17	$124	-	-	12.46%
2003	2	$12.60	$28	(a)	-	(a)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2007	16	$17.88	$278	1.68%	-	5.05%
2006	12	$17.02	$197	1.71%	-	15.23%
2005	8	$14.77	$115	0.77%	-	5.80%
2004	1	$13.96	$21	-	-	10.36%
2003	-	$12.65	-	(a)	-	(a)
American Funds Insurance Series® International
Fund - Class 2
2007	20	$28.06	$565	1.59%	-	20.02%
2006	19	$23.38	$444	1.94%	-	18.98%
2005	11	$19.65	$221	2.09%	-	21.52%
2004	3	$16.17	$44	-	-	19.34%
2003	-	$13.55	-	(a)	-	(a)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	40	$40.21	$1,599	1.86%	-	1.51%
2006	41	$39.61	$1,619	3.28%	-	20.21%
2005	38	$32.95	$1,240	1.53%	-	5.85%
2004	35	$31.13	$1,105	1.52%	-	11.54%
2003	31	$27.91	$875	1.71%	-	30.36%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	67	$50.29	$3,358	0.93%	-	17.58%
2006	72	$42.77	$3,080	1.30%	-	11.73%
2005	69	$38.28	$2,656	0.28%	-	16.92%
2004	66	$32.74	$2,144	0.32%	-	15.49%
2003	57	$28.35	$1,613	0.43%	-	28.45%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	37	$39.27	$1,434	3.65%	-	5.45%
2006	42	$37.24	$1,576	2.15%	-	15.72%
2005	78	$32.18	$2,507	1.69%	-	4.82%
2004	80	$30.70	$2,448	1.41%	-	10.63%
2003	101	$27.75	$2,807	1.24%	-	28.41%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	19	$22.24	$423	5.40%	-	4.36%
2006	39	$21.31	$836	5.35%	-	4.36%
2005	86	$20.42	$1,755	3.65%	-	2.20%
2004	88	$19.98	$1,756	4.05%	-	4.44%
2003	81	$19.13	$1,556	2.58%	-	5.17%
ING AllianceBernstein Mid Cap Growth Portfolio -
Institutional Class
2007	1	$14.58	$15	-	-	11.13%
2006	2	$13.12	$31	-	-	1.94%
2005	2	$12.87	$20	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	51	$13.44	$685	-	-	7.09%
2006	1	$12.55	$7	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Value Portfolio -
Institutional Class
2007	34	$14.22	$484	0.63%	-	4.56%
2006	35	$13.60	$472	0.82%	-	16.64%
2005	41	$11.66	$478	-	-	5.62%
2004	3	$11.04	$36	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Health Sciences Portfolio - Institutional
Class
2007	1	$13.66	$12	-	-	8.76%
2006	-	$12.56	$5	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Omega Portfolio - Institutional Class
2007	149	$13.63	$2,031	0.32%	-	11.90%
2006	145	$12.18	$1,765	-	-	5.91%
2005	138	$11.50	$1,589	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
2007	5	$11.43	$55	-	-	14.87%
2006	4	$9.95	$35	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
2007	223	$11.36	$2,535	0.24%	-	3.84%
2006	230	$10.94	$2,512	-	-	2.82%
2005	165	$10.64	$1,760	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Mid Cap Growth Portfolio - Institutional
Class
2007	7	$7.04	$50	-	-	1.59%
2006	8	$6.93	$56	-	-	4.68%
2005	8	$6.62	$55	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Global Resources Portfolio - Institutional Class
2007	5	$36.55	$184	-	-	33.59%
2006	4	$27.36	$107	0.37%	-	21.71%
2005	3	$22.48	$60	-	-	38.08%
2004	0	$16.28	$3	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	14	$15.96	$228	1.27%	-	38.90%
2006	8	$11.49	$87	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2007	99	$14.47	$1,437	0.35%	-	-1.56%
2006	98	$14.70	$1,447	0.06%	-	16.95%
2005	86	$12.57	$1,086	-	-	3.97%
2004	12	$12.09	$142	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	58	$12.84	$739	1.66%	-	-0.93%
2006	55	$12.96	$710	0.72%	-	20.45%
2005	53	$10.76	$575	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Institutional Class
2007	13	$17.98	$238	0.51%	-	16.75%
2006	10	$15.40	$152	-	-	29.63%
2005	2	$11.88	$29	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Institutional Class
2007	16	$12.20	$190	-	-	-5.72%
2006	5	$12.94	$67	-	-	6.77%
2005	1	$12.12	$7	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Aggressive Growth Portfolio -
Institutional Class
2007	14	$14.98	$204	0.54%	-	3.52%
2006	12	$14.47	$167	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Institutional Class
2007	4	$14.39	$54	-	-	4.12%
2006	0	$13.82	$3	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio - Institutional
Class
2007	8	$13.80	$114	1.67%	-	4.78%
2006	0	$13.17	$6	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Moderate Portfolio - Institutional Class
2007	5	$13.36	$66	(e)	-	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond Portfolio - Service Class
2007	117	$11.47	$1,338	2.03%	-	5.81%
2006	113	$10.84	$1,227	6.87%	-	3.83%
2005	1	$10.44	$10	4.99%	-	1.66%
2004	1	$10.27	$11	16.67%	-	1.38%
2003	-	$10.13	$1	(a)	-	(a)
ING Liquid Assets Portfolio - Institutional Class
2007	1,568	$2.91 to $11.48	$6,125	4.83%	0.00% to 0.50%	5.05% to 5.22%
2006	1,680	$2.77 to $10.91	$6,295	4.91%	0.00% to 0.50%	5.00%
2005	155	$10.39	$1,611	2.51%	-	2.97%
2004	68	$10.09	$689	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico Growth Portfolio - Institutional Class
2007	2	$13.98	$24	-	-	14.40%
2006	1	$12.22	$11	-	-	5.25%
2005	-	$11.61	$0	-	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Marsico International Opportunities Portfolio -
Institutional Class
2007	55	$18.86	$1,040	1.24%	-	20.90%
2006	58	$15.60	$897	0.07%	-	24.20%
2005	51	$12.56	$640	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2007	3	$15.34	$42	3.08%	-	4.28%
2006	2	$14.71	$23	2.65%	-	12.20%
2005	1	$13.11	$16	1.03%	-	3.15%
2004	-	$12.71	$3	-	-	11.49%
2003	-	$11.40	-	(a)	-	(a)
ING MFS Utilities Portfolio - Service Class
2007	8	$19.17	$149	1.06%	-	27.38%
2006	3	$15.05	$40	0.05%	-	30.87%
2005	3	$11.50	$29	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® -
Institutional Class
2007	-	$13.48	$7	-	-	4.58%
2006	(d)	$12.89	$2	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Institutional Class
2007	-	$13.64	$6	(e)	-	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2007	5	$13.13	$70	-	-	5.72%
2006	4	$12.42	$48	0.26%	-	12.70%
2005	3	$11.02	$35	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Stock Index Portfolio - Institutional Class
2007	126	$14.06	$1,767	1.75%	-	5.32%
2006	132	$13.35	$1,767	1.62%	-	15.48%
2005	81	$11.56	$938	-	-	4.62%
2004	77	$11.05	$854	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Capital Appreciation
Portfolio - Institutional Class
2007	144	$19.49	$2,814	1.98%	-	4.67%
2006	158	$18.62	$2,951	1.48%	-	14.94%
2005	150	$16.20	$2,424	1.52%	-	8.00%
2004	124	$15.00	$1,865	1.39%	-	16.82%
2003	80	$12.84	$1,023	0.71%	-	22.99%
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2007	103	$13.32	$1,375	1.92%	-	3.34%
2006	22	$12.89	$290	0.52%	-	19.35%
2005	1	$10.80	$14	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Allocation Portfolio - Service Class
2007	-	$12.37	$6	(e)	-	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Capital Growth Portfolio -
Institutional Class
2007	5	$15.71	$74	-	-	21.50%
2006	7	$12.93	$91	-	-	4.36%
2005	8	$12.39	$95	0.48%	-	15.47%
2004	6	$10.73	$70	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Growth and Income Portfolio -
Service Class
2007	37	$13.40	$497	1.43%	-	2.52%
2006	37	$13.07	$480	1.35%	-	15.97%
2005	-	$11.27	$3	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Real Estate Portfolio - Institutional
Class
2007	1	$23.89	$28	2.78%	-	-17.54%
2006	2	$28.97	$44	1.61%	-	37.95%
2005	2	$21.00	$35	1.16%	-	17.12%
2004	1	$17.93	$22	-	-	38.14%
2003	-	$12.98	$1	(a)	-	(a)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	22	$14.04	$308	-	-	8.17%
2006	23	$12.98	$299	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
2007	30	$10.20	$310	-	-	-3.41%
2006	25	$10.56	$263	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio -
Initial Class
2007	-	$12.92	$3	-	-	-2.71%
2006	-	$13.28	$3	0.05%	-	15.78%
2005	-	$11.47	-	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Small Cap Growth Portfolio - Initial Class
2007	6	$13.70	$78	-	-	6.37%
2006	4	$12.88	$48	-	-	15.52%
2005	1	$11.15	$10	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Columbia Small Cap Value II Portfolio - Initial
Class
2007	8	$10.50	$83	-	-	3.24%
2006	5	$10.17	$49	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2007	1	$19.70	$19	-	-	2.60%
2006	1	$19.20	$16	0.01%	-	16.86%
2005	1	$16.43	$12	1.00%	-	8.74%
2004	-	$15.11	(b)	(b)	-	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
2007	1	$13.07	$10	-	-	-1.58%
2006	2	$13.28	$20	-	-	10.21%
2005	2	$12.05	$18	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Lord Abbett U.S. Government Securities Portfolio -
Initial Class
2007	-	$11.30	-	-	-	7.31%
2006	-	$10.53	-	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Initial Class
2007	1	$11.35	$11	-	-	8.82%
2006	1	$10.43	$9	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Regency Portfolio - Initial Class
2007	3	$10.45	$29	-	-	2.55%
2006	2	$10.19	$16	(d)	-	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Initial Class
2007	111	$15.21	$1,691	1.11%	-	6.59%
2006	109	$14.27	$1,556	0.07%	-	18.03%
2005	102	$12.09	$1,239	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2007	4	$11.98	$51	5.00%	-	8.61%
2006	3	$11.03	$29	0.21%	-	8.24%
2005	-	$10.19	$1	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return Portfolio - Initial Class
2007	15	$11.63	$176	4.63%	-	9.61%
2006	4	$10.61	$40	2.88%	-	4.22%
2005	11	$10.18	$110	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	166	$14.60	$2,421	0.18%	-	13.35%
2006	162	$12.88	$2,086	-	-	9.15%
2005	161	$11.80	$1,905	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2007	33	$13.15	$434	0.74%	-	1.23%
2006	29	$12.99	$378	0.81%	-	14.45%
2005	27	$11.35	$311	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Comstock Portfolio - Initial Class
2007	6	$15.06	$86	1.29%	-	-2.08%
2006	4	$15.38	$69	0.78%	-	16.25%
2005	2	$13.23	$32	0.57%	-	3.68%
2004	1	$12.76	$17	-	-	16.96%
2003	1	$10.91	$12	-	-	29.88%
ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	1	$14.48	$7	-	-	3.58%
2006	-	$13.98	$4	1.81%	-	12.65%
2005	2	$12.41	$24	0.07%	-	8.01%
2004	2	$11.49	$24	-	-	10.91%
2003	2	$10.36	$19	-	-	27.43%
ING VP Strategic Allocation Growth Portfolio - Class I
2007	1	$13.89	$8	-	-	5.07%
2006	1	$13.22	$10	0.21%	-	13.18%
2005	1	$11.68	$9	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Strategic Allocation Moderate Portfolio - Class I
2007	1	$13.22	$15	-	-	5.51%
2006	1	$12.53	$15	1.81%	-	11.18%
2005	1	$11.27	$14	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Growth and Income Portfolio - Class I
2007	$1,574	$4.04 to $9.98	$7,019	(e)	0.00% to 0.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus LargeCap Portfolio - Class I
2007	5	$14.59	$78	1.34%	-	5.04%
2006	5	$13.89	$71	1.00%	-	14.60%
2005	5	$12.12	$58	0.99%	-	5.39%
2004	1	$11.50	$12	-	-	10.58%
2003	1	$10.40	$10	-	-	26.06%
ING VP Index Plus MidCap Portfolio - Class I
2007	14	$16.19	$224	0.93%	-	5.54%
2006	14	$15.34	$208	0.37%	-	9.42%
2005	7	$14.02	$94	0.34%	-	11.18%
2004	2	$12.61	$22	-	-	16.54%
2003	1	$10.82	$10	(a)	-	(a)
ING VP Index Plus SmallCap Portfolio - Class I
2007	13	$15.06	$193	0.50%	-	-6.23%
2006	13	$16.06	$207	0.26%	-	13.82%
2005	7	$14.11	$92	0.22%	-	7.63%
2004	1	$13.11	$18	-	-	22.07%
2003	1	$10.74	$9	(a)	-	(a)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2007	4	$11.87	$51	1.90%	-	2.95%
2006	5	$11.53	$54	1.41%	-	16.00%
2005	5	$9.94	$48	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP High Yield Bond Portfolio - Class I
2007	31	$12.80	$403	8.50%	-	1.83%
2006	26	$12.57	$326	8.13%	-	9.78%
2005	7	$11.45	$75	6.24%	-	1.42%
2004	7	$11.29	$76	6.54%	-	7.93%
2003	7	$10.46	$77	6.99%	-	17.40%
ING VP International Value Portfolio - Class I
2007	24	$33.63	$809	1.54%	-	13.46%
2006	38	$29.64	$1,137	2.51%	-	29.43%
2005	38	$22.90	$865	2.49%	-	9.41%
2004	44	$20.93	$916	1.21%	-	17.45%
2003	32	$17.82	$576	1.21%	-	29.88%
ING VP MidCap Opportunities Portfolio - Class I
2007	55	$10.28	$567	-	-	25.83%
2006	67	$8.17	$549	-	-	7.78%
2005	106	$7.58	$800	-	-	10.33%
2004	121	$6.87	$834	-	-	11.53%
2003	8	$6.16	$51	-	-	36.59%
ING VP Real Estate Portfolio - Class S
2007	11	$13.24	$151	2.59%	-	-16.36%
2006	10	$15.83	$158	2.16%	-	35.88%
2005	1	$11.65	$13	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE LIFE SEPARATE ACCOUNT I
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2007	12	$37.80	$456	-	-	10.08%
2006	12	$34.34	$410	-	-	12.55%
2005	18	$30.51	$537	-	-	9.12%
2004	18	$27.96	$515	-	-	10.17%
2003	18	$25.38	$453	-	-	38.54%
ING VP Balanced Portfolio - Class I
2007	1,710	$2.76 to $11.20	$5,397	6.95%	0.00% to 0.50%	-1.08%
2006	1,990	$2.79	$5,220	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Intermediate Bond Portfolio - Class I
2007	75	$2.58 to $13.64	$266	2.35%	0.00% to 0.50%	0.39% to 6.07%
2006	458	$2.57 to $12.86	$245	4.59%	0.00% to 0.50%	4.05%
2005	4	$12.36	$52	4.75%	-	3.17%
2004	3	$11.98	$30	4.35%	-	4.81%
2003	1	$11.43	$16	-	-	6.33%
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2007	9	$17.31	$149	-	-	7.58%
2006	5	$16.09	$75	0.16%	-	13.71%
2005	4	$14.15	$52	-	-	6.87%
2004	3	$13.24	$39	-	-	13.26%
2003	2	$11.69	$26	-	-	34.37%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I Notes to Financial Statements

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company of New York For the years ended December 31, 2007, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Financial Statements Statutory Basis

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements Statutory Basis

Balance Sheets Statutory Basis – as of December 31, 2007 and 2006	3
Statements of Operations Statutory Basis – for the years ended December 31, 2007,
2006 and 2005	5
Statements of Changes in Capital and Surplus Statutory Basis – for the years ended
December 31, 2007, 2006 and 2005	6
Statements of Cash Flows Statutory Basis – for the years ended December 31, 2007,
2006 and 2005	7
Notes to Financial Statements Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company of New York (the “Company,” a wholly owned direct subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department (“New York Insurance Department”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

 /s/ Ernst & Young LLP

Atlanta, Georgia March 31, 2008

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Balance Sheets - Statutory Basis

	December 31
	2007	2006

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 1,751,153	$ 1,704,470
Preferred stocks	3,973	4,955
Common stocks	1,674	641
Mortgage loans	136,154	158,174
Contract loans	100,781	97,662
Other invested assets	35,071	29,749
Cash and short term investments	44,895	64,965

Total cash and invested assets	2,073,701	2,060,616

Deferred and uncollected premiums, less loading (2007-$4,624; 2006-$4,442)	16,052	20,681
Accrued investment income	18,083	17,864
Reinsurance balances recoverable	8,830	5,559
Indebtedness from related parties	5,696	1,419
Federal income tax recoverable	-	2,626
Net deferred tax asset	14,798	14,125
Separate account assets	1,114,687	876,248
Other assets	169	188

Total admitted assets	$ 3,252,016	$ 2,999,326

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2007	2006

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,595,694	$ 1,600,504
Accident and health reserves	32,045	30,435
Deposit type contracts	68,374	75,164
Policyholders’ funds	1,567	1,614
Dividends payable	834	755
Policy and contract claims	45,861	36,289

Total policy and contract liabilities	1,744,375	1,744,761

Interest maintenance reserve	1,486	4,787
Accounts payable and accrued expenses	6,822	8,324
Reinsurance balances	1,831	1,945
Indebtedness to related parties	17,805	10,315
Current federal income taxes payable (including $(1,569) on
realized capital losses at December 31, 2007)	10,189	-
Contingency reserve	6,590	7,624
Asset valuation reserve	16,699	14,807
Borrowed money	71,655	71,061
Net transfers to Separate Accounts	(39,384)	(27,189)
Other liabilities	12,311	11,048
Separate account liabilities	1,114,687	873,631

Total liabilities	2,965,066	2,721,114

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	138,881	138,881
Unassigned surplus	145,313	136,575

Total capital and surplus	286,950	278,212

Total liabilities and capital and surplus	$ 3,252,016	$ 2,999,326

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 451,131	$ 423,674	$ 360,173
Considerations for supplementary contracts with life contingencies	771	335	150
Net investment income	117,963	112,195	113,725
Amortization of interest maintenance reserve	306	1,590	2,330
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	58,684	5,496	7,210
Other revenues	19,144	15,664	12,642

Total premiums and other revenues	647,999	558,954	496,230

Benefits paid or provided:
Death benefits	93,971	83,354	81,175
Annuity benefits	15,047	18,644	19,682
Surrender benefits and withdrawals	161,796	161,361	154,661
Interest on policy or contract funds	3,141	2,812	2,362
Accident and health benefits	28,082	11,854	18,114
Other benefits	1,084	1,123	1,113
(Decrease) increase in life, annuity, and accident and health reserves	(3,185)	39,991	15,097
Net transfers to separate accounts	184,650	125,313	71,081

Total benefits paid or provided	484,586	444,452	363,285

Insurance expenses and other deductions:
Commissions	54,765	41,702	31,998
General expenses	51,988	53,402	50,102
Insurance taxes, licenses and fees	6,991	7,111	6,282
Other deductions (recovered expenses)	40,103	(6,862)	165

Total insurance expenses and other deductions	153,847	95,353	88,547

Gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	9,566	19,149	44,398
Dividends to policyholders	915	669	655

Gain from operations before federal income taxes and net realized
capital losses	8,651	18,480	43,743
Federal income tax expense (benefit)	16,585	(211)	7,714

(Loss) gain from operations before net realized capital losses	(7,934)	18,691	36,029
Net realized capital losses	(4,838)	(811)	(431)

Net (loss) income	$ (12,772)	$ 17,880	$ 35,598

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2007	2006	2005

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756	$ 2,756

Paid-in and contributed surplus:
Balance at beginning and end of year	138,881	138,881	138,881

Unassigned surplus:
Balance at beginning of year	136,575	138,259	119,226
Net (loss) income	(12,772)	17,880	35,598
Change in net unrealized capital losses	3,020	2,898	1,929
Change in nonadmitted assets	(3,889)	8,055	6,437
Change in liability for reinsurance in unauthorized companies	(538)	2,962	(981)
Change in asset valuation reserve	(1,892)	(455)	1,377
Change in net deferred income tax	2,566	(5,542)	(4,527)
Change in surplus as a result of reinsurance	41,385	-	-
Amortization of deferred gain on reinsurance transaction	(345)	-	-
Other changes in surplus	(117)	118	-
Dividends to stockholder	(18,680)	(27,600)	(20,800)

Balance at end of year	145,313	136,575	138,259

Total capital and surplus	$ 286,950	$ 278,212	$ 279,896

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 450,940	$ 396,182	$ 362,193
Net investment income received	118,747	115,293	118,312
Commission and expenses paid	(111,520)	(93,750)	(99,494)
Benefits paid	(295,476)	(259,509)	(278,358)
Net transfers from separate accounts	(197,237)	(134,283)	(78,159)
Dividends paid to policyholders	(777)	(622)	(622)
Federal income taxes paid	(2,201)	(343)	(24,894)
Miscellaneous income	76,990	25,134	17,968

Net cash provided by operations	39,466	48,102	16,946

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,540,034	1,324,740	2,224,120
Stocks	2,143	-	2,227
Mortgage loans	29,100	38,393	36,968
Other invested assets	4,053	5,046	4,502
Net (losses) gains on cash and short term investments	-	(1,333)	18
Miscellaneous proceeds	4,375	352	4,370

Total investment proceeds	1,579,705	1,367,198	2,272,205
Cost of investments acquired:
Bonds	1,595,895	1,315,331	2,242,237
Stocks	2,156	54	61
Mortgage loans	7,080	4,100	14,599
Other invested assets	9,611	6,768	6,489
Miscellaneous applications	1,028	4,940	3,756

Total cost of investments acquired	1,615,770	1,331,193	2,267,142
Net increase in contract loans	(3,119)	(4,220)	(2,505)

Net cash (used in) provided by investment activities	(39,184)	31,785	2,558

Financing and miscellaneous activities
Other cash provided (applied):
Borrowed money	594	(26,663)	(4,933)
Net (withdrawals) deposits on deposit type contracts	(6,300)	2,170	(2,271)
Dividends paid to stockholder	(18,680)	(27,600)	(20,800)
Other cash provided (applied)	4,034	(8,809)	22,123

Net cash used in financing and miscellaneous activities	(20,352)	(60,902)	(5,881)

Net (decrease) increase in cash and short term investments	(20,070)	18,985	13,623
Cash and short term investments:
Beginning of year	64,965	45,980	32,357

End of year	$ 44,895	$ 64,965	$ 45,980

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), a Minnesota domiciled insurance company. ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Basis of Presentation: The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted projected future cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted projected future cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted projected future cash flows. For GAAP, assets are re-evaluated based on the discounted projected future cash flows using a current market rate. Impairments are recognized when the fair value is less than book value and there has been an adverse change in projected future cash flows. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

securities sold in five year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a component of other liabilities in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
 Notes to Financial Statements - Statutory Basis
 December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
 December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the effective interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost,

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than temporary impairment testing. As part of this testing, the Company determines whether or not it has the intent to sell investments. If a decision to sell has been made, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as an unrealized gain or loss.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86. permissible investments using the derivative in conjunction with other investments.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

All effective derivatives are reported at amortized cost. S&P options are reported at fair value in conformity with the hedged item. The unrealized gains or losses from the S&P options are reported as unrealized gains or losses in surplus.

Mortgage loans are reported at amortized cost, less write down for impairments.

Contract loans are reported at unpaid principal balances.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates market value. Short term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.3% to 11.3% .

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the New York Insurance Department, is $10.5 billion and $8.0 billion at December 31, 2007 and 2006, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $87.3 and $69.7 at December 31, 2007 and 2006, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 4.1% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $0.9, $0.7 and $0.7 was incurred in 2007, 2006 and 2005, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2007	2006

	(In Thousands)
Deferred federal income taxes	$ 55,958	$ 55,691
Agents’ debit balances	353	1,819
Deferred and uncollected premiums	5,378	1,625
Other	2,297	962

Total nonadmitted assets	$ 63,986	$ 60,097

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2007.

Guaranteed Benefits: For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return. The immediate drops and assumed returns used in the projections are provided in AG34

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the net assumed returns. This guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this guideline clarifies standards for reinsurance transactions involving GMDBs with the integrated benefit streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

For the Guaranteed Minimum Income Benefits (“GMIB”), Guaranteed Minimum Accumulation Benefits (“GMAB”) and Guaranteed Minimum Withdrawal Benefits (“GMWB”), Actuarial Guideline 39 (“AG39”) is followed. AG39 has two parts, the minimum of which is accrued charges to date for the inforce and the other involves an asset adequacy test which can produce reserves in addition to the accrued charges.

Cash Flow Information: Cash and short term investments include cash on hand, demand deposits and short term fixed maturity instruments with a maturity of less than one year at date of acquisition. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Reclassifications: Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Certain other separate accounts relate to experience rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is reestablished each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $5.0 and $4.1 at December 31, 2007 and 2006, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Insurance Department. As of December 31, 2007, 2006, and 2005, the Company had no such permitted accounting practices.

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

3. Investments

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

	(In Thousands)
At December 31, 2007:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 14,808	$ 532	$ 5	$ 15,335
States, municipalities,
and political subdivisions	6,751	-	705	6,046
Foreign government (par value - $201,091)	7,230	586	25	7,791
Foreign other (par value - $6,800)	201,918	1,383	7,360	195,941
Public utilities securities	39,002	610	600	39,012
Corporate securities	797,008	9,167	16,082	790,093
Residential backed securities	327,699	704	6,721	321,682
Commercial mortgage backed securities	224,609	1,117	5,721	220,005
Other asset backed securities	132,312	398	4,471	128,239

Total fixed maturities	1,751,337	14,497	41,690	1,724,144
Preferred stocks	3,973	-	299	3,674
Common stocks	1,359	347	32	1,674

Total equity securities	5,332	347	331	5,348

Total	$ 1,756,669	$ 14,844	$ 42,021	$ 1,729,492

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

	(In Thousands)
At December 31, 2006:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 52,774	$ 686	$ 343	$ 53,117
States, municipalities,
and political subdivisions	1,531	5	-	1,536
Foreign government (par value - $8,587)	9,269	690	51	9,908
Foreign other (par value - $189,604)	185,696	2,201	5,158	182,739
Public utilities securities	55,393	957	560	55,790
Corporate securities	650,802	10,348	10,032	651,118
Residential backed securities	363,050	238	6,061	357,227
Commercial mortgage backed securities	257,862	1,430	3,491	255,801
Other asset backed securities	128,093	270	1,015	127,348

Total fixed maturities	1,704,470	16,825	26,711	1,694,584
Preferred stocks	4,955	-	67	4,888
Common stocks	351	290	-	641

Total equity securities	5,306	290	67	5,529

Total	$ 1,709,776	$ 17,115	$ 26,778	$ 1,700,113

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2007	2006

	(In Thousands)
Amortized cost	$ 1,751,337	$ 1,704,470
Adjustments for below investment grade bonds	(184)	-

Carrying value	$ 1,751,153	$ 1,704,470

The aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

December 31, 2007	(In Thousands)
Fair value	$ 288,800	$ 276,436	$ 523,032	$ 1,088,268
Unrealized loss	5,503	19,337	16,850	41,690

December 31, 2006
Fair value	$ 314,908	$ 46,583	$ 743,363	$ 1,104,854
Unrealized loss	4,344	837	21,530	26,711

The amortized cost and fair value of investments in bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 50,640	$ 50,627
Due after 1 year through 5 years	234,805	236,755
Due after 5 years through 10 years	332,317	326,048
Due after 10 years	448,955	440,788

	1,066,717	1,054,218
Residential backed securities	327,699	321,682
Commercial mortgage backed securities	224,609	220,005
Other asset backed securities	132,312	128,239

Total	$ 1,751,337	$ 1,724,144

At December 31, 2007 and 2006, investments in certificates of deposit and bonds with an admitted asset value of $5.4 and $5.4, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $18.2 and $27.5 at December 31, 2007 and 2006, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $0.6 billion, $0.5 billion and $1.1 billion in 2007, 2006 and 2005, respectively. Gross gains of $4.1, $3.7, and $14.7 and gross losses of $7.3, $7.3, and $9.4 during 2007, 2006 and 2005, respectively, were realized on those sales. A portion of the gains and losses realized in 2007, 2006, and 2005 has been deferred to future periods in the IMR.

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Realized capital (losses) gains	$ (9,403)	$ (8,157)	$ 3,120
Amount transferred to IMR (net of related taxes of
$(1,613) in 2007, $(2,764) in 2006 and $1,513 in 2005)	2,996	5,133	(2,809)
Federal income tax benefit (expense)	1,569	2,213	(742)

Net realized capital losses	$ (4,838)	$ (811)	$ (431)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2007	2006	2005

	(In Thousands)
Income:
Bonds	$ 96,604	$ 93,961	$ 94,809
Mortgage loans	9,688	12,662	15,294
Contract loans	7,092	6,755	6,341
Other	10,296	4,975	3,184

Total investment income	123,680	118,353	119,628
Investment expenses	(5,717)	(6,158)	(5,903)

Net investment income	$ 117,963	$ 112,195	$ 113,725

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $71.7 and $71.1 at December 31, 2007 and 2006, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $73.6 and $72.8 and fair value of $72.2 and $70.4 at December 31, 2007 and 2006, respectively. The securities had a weighted average coupon rate of 5.5% with various maturity dates ending in December 2037. The primary risk associated with

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2007. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The maximum and minimum lending rates for long term mortgage loans during 2007 were 5.7% and 5.7% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 49.3% on commercial properties. As of December 31, 2007 and 2006, the Company held no mortgages with interest more than 180 days overdue. No interest was past due as of December 31, 2007 and 2006.

The Company had no impaired mortgage loans for 2007 or 2006.

There were no encumbrances on real estate at December 31, 2007 and 2006, respectively.

Credit markets have recently become more turbulent amid concerns about subprime mortgages and collateralized debt obligations (“CDOs”). This in turn has resulted in a general widening of credit spreads, reduced price transparency, reduced liquidity, increased rating agency downgrades and increased volatility across all markets. The Company manages its risk exposure to subprime mortgages and CDOs by attempting to identify over-credit enhanced transactions that can withstand stronger multiples of loss coverage than anticipated by the agencies, utilizing collateral and structural analysis to project deal performance. The Company updates its views monthly for deviations (positive or negative) from expected performance and takes action as necessary and appropriate. For these reasons (initial security selection efforts and ongoing surveillance), The Company believes its portfolios are well positioned to perform from an expected loss standpoint.

To date, this market disruption has had a limited impact on the Company. As of December 31, 2007, the fair value of the Company’s subprime exposure was $35.6, representing 1.7% of total investments and the fair value of its Alt-A exposure was $82.8, representing 4.0% of total investments. Alt-A Loans are residential mortgage loans to customers who have strong credit profiles but lack some elements such as documentation to substantiate income. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company does not originate or purchase subprime or Alt-A whole loan mortgages. As of December 31, 2007, the Company’s exposure to subprime mortgages was primarily in the form of asset backed securities (“ABS”) collateralized by

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

subprime residential mortgages (“ABS Home Equity”) and CDO positions backed by ABS Home Equity; and its exposure to Alt-A mortgages, which was concentrated in residential mortgage backed securities (“RMBS”). The following summarizes the Company’s ABS Home Equity and RMBS exposure to subprime and Alt-A mortgages as of December 31, 2007.

The actual cost, book adjusted carrying value, and fair value of ABS Home Equity securities at December 31, 2007 was $38.8, $38.9, and $35.6, respectively. Gross unrealized losses related to these ABS Home Equity securities for the year ended December 31, 2007 was $3.3. Other-than-temporary impairments recognized on ABS Home Equity securities was $0.3 for the year ended December 31, 2007. The actual cost, book adjusted carrying value, and fair value of the Alt-A portfolio at December 31, 2007 was $86.8, $86.5 and $82.8, respectively. Gross unrealized losses related to the Alt-A portfolio for the year ended December 31, 2007 was $3.7. There were no other-than-temporary impairments recognized on the Alt-A portfolio for the year ended December 31, 2007.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost. Effective S&P options are reported at fair value in

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

uniformity with the hedged item. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2007 and 2006:

	Notional	Carrying	Fair
	Amount	Value	Value

	(In Thousands)
December 31, 2007
Derivative contracts:
Options owned	$ 26,509	$ 617	$ 617
Futures owned	25,786	121	121
Swaps	15,810	596	596

Total derivatives	$ 68,105	1,334	1,334

December 31, 2006
Derivative contracts:
Options owned	$ 25,699	$ 952	$ 952
Futures owned	13,249	(20)	(20)

Total derivatives	$ 38,948	$ 932	$ 932

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $89.4 and $41.4 and an aggregate market value of $87.8 and $42.2 at December 31, 2007 and 2006, respectively. Those holdings amounted to 5.1% of the Company’s investments in bonds and 4.1% of total admitted assets at December 31, 2007. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $10.3 and $18.9 with an aggregate NAIC market value of $10.3 and $19.0 at December 31, 2007 and 2006, respectively. The carrying value of these holdings amounted to 0.6% of the Company’s investment in bonds and 0.5% of the Company’s total admitted assets at December 31, 2007.

At December 31, 2007, the Company’s commercial mortgages involved a concentration of properties located in California (28.2%) and Texas (15.4%). The remaining commercial mortgages relate to properties located in 22 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $7.4.

6.	Annuity Reserves

At December 31, 2007 and 2006, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2007
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 6,755	0.5%
At book value less surrender charge	37,671	2.6
At fair value	1,023,909	71.3

Subtotal	1,068,335	74.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	324,137	22.6
Not subject to discretionary withdrawal	43,932	3.0

Total annuity reserves and deposit fund liabilities	$ 1,436,404	100.0%

December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 11,486	1.0%
At book value less surrender charge	36,731	2.9
At fair value	794,599	63.5

Subtotal	842,816	67.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	362,959	29.0
Not subject to discretionary withdrawal	45,612	3.6

Total annuity reserves and deposit fund liabilities	$ 1,251,387	100.0%

Of the total net annuity reserves and deposit fund liabilities of $1.4 billion at December 31, 2007, $0.4 billion is included in the general account, and $1.0 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $1.3 billion at December 31, 2006, $0.5 billion is included in the general account, and $0.8 billion is included in the separate account.

7. Employee Benefit Plans

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The matching contribution charges allocated to the Company were $1.0, $1.0 and $0.9 during 2007, 2006 and 2005, respectively.

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2007
Premium, consideration or deposits for the year	$ -	$ 282,597	$ 282,597

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,076,063	$ 1,076,063
Amortized cost	782	-	782

Total reserves	$ 782	$ 1,076,063	$ 1,076,845

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 782	$ -	$ 782
At market value	-	1,074,392	1,074,392

Subtotal	782	1,074,392	1,075,174
Not subject to discretionary withdrawal	-	1,671	1,671

Total separate account reserves	$ 782	$ 1,076,063	$ 1,076,845

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 221,966	$ 221,966

Reserves for separate accounts with assets at:
Fair value	$ -	$ 843,845	$ 843,845
Amortized cost	3,729	-	3,729

Total reserves	$ 3,729	$ 843,845	$ 847,574

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 3,729	$ -	$ 3,729
At market value	-	841,724	841,724

Subtotal	3,729	841,724	845,453
Not subject to discretionary withdrawal	-	2,121	2,121

Total separate account reserves	$ 3,729	$ 843,845	$ 847,574

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

		Year ended December 31
	2007	2006	2005

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 282,597	$ 221,966	$ 157,448
Transfers from separate accounts	(97,947)	(96,653)	(86,534)

Net transfers to separate accounts	184,650	125,313	70,914
Reconciling adjustments:
Miscellaneous transfers	-	-	167

Transfers as reported in the statements of operations	$ 184,650	$ 125,313	$ 71,081

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2007 and 2006 were as follows:

			Guaranteed
			Minimum
		Guaranteed	Accumulation/	Guaranteed
		Minimum Death	Withdrawal Benefit	Minimum Income
		Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)

		(In Thousands)
	December 31, 2007
	Separate Account Liability	$ 764,739	$ 131,532	$ 360,189
	Gross amount of reserve	839	907	3,178
	Reinsurance reserve credit	437	-	-

	December 31, 2006
	Separate Account Liability	$ 524,952	$ 85,910	$ 197,247
	Gross amount of reserve	1,394	466	1,088
	Reinsurance reserve credit	371	-	-

9.	Federal Income Taxes

Effective January 1, 2006, the Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2007	2006	2005

	(In Thousands)
Federal tax expense (benefit) on operations	$ 16,585	$ (211)	$ 7,714
Federal tax (benefit) expense on capital (losses) gains	(1,569)	(2,213)	742

Total current tax expense (benefit) incurred	$ 15,016	$ (2,424)	$ 8,456

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2007	2006

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 27,562	$ 27,032
Insurance reserves	45,832	44,026
Investments	2,739	1,354
Compensation	2,288	2,524
Nonadmitted assets	2,810	1,542
Litigation accruals	2,307	2,668
Other	2,626	2,354

Total deferred tax assets	86,164	81,500
Deferred tax assets nonadmitted	(55,958)	(55,691)

Admitted deferred tax assets	30,206	25,809

Deferred tax liabilities resulting from book/tax differences in:
Insurance reserves	2,302	-
Investments	990	950
Deferred and uncollected premium	9,119	9,362
Unrealized gain on investments	2,997	1,372

Total deferred tax liabilities	15,408	11,684

Net admitted deferred tax asset	$ 14,798	$ 14,125

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change

	(In Thousands)
Total deferred tax assets	$ 86,164	$ 81,500	$ 4,664
Total deferred tax liabilities	15,408	11,684	3,724

Net deferred tax asset	$ 70,756	69,816	940

Less current year change in unrealized gains			1,626

Change in net deferred income tax			2,566
Less other items in surplus:
Current year change in nonadmitted assets			(1,268)
Unrealized gains			(3)

Change in deferred taxes			$ 1,295

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2007	2006	2005

	(In Thousands)
Ordinary income	$ 8,652	$ 18,480	$ 43,743
Capital (losses) gains, net of IMR, net of tax	(6,408)	(3,024)	310

Total pretax book income	$ 2,244	$ 15,456	$ 44,053

Provision computed at statutory rate	$ 785	$ 5,410	$ 15,419
Dividends received deduction	(495)	(658)	(630)
Interest maintenance reserve	(1,155)	(2,361)	163
Reinsurance	14,364	-	-
Share based payments	(40)	-	-
Other	262	226	(889)

Total	$ 13,721	$ 2,617	$ 14,063

Federal income taxes incurred	$ 15,016	$ (2,424)	$ 8,456
Change in net deferred income taxes	(1,295)	5,041	5,607

Total statutory income taxes	$ 13,721	$ 2,617	$ 14,063

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0, $0 and $8.6 from 2007, 2006 and 2005, respectively.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH of $10.2 and receivable of $2.6 for federal income taxes as of December 31, 2007 and 2006, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company’s transferable state tax credit assets are as follows:

Method of estimating utilization of remaining transferrable state tax credit	State	Carrying value at December 31, 2007	Unused credit remaining at December 31, 2007

(in thousands)

Fixed credit at time of purchase	NY	$ -	$ 2,024

Total state tax credits		$ -	$ 2,024

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

Amount

Balance at January 1, 2007	$ 0.8
Additions for tax positions related to current year	0.1
Additions for tax positions related to prior years	0.2

Balance at December 31, 2007	$ 1.1

The Company had $1.1 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current federal and foreign income taxes and Federal and foreign income tax incurred on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $0.1 as of December 31, 2007.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $0.1. The timing of the payment of the remaining allowance of $1.0 can not be reliably estimated.

10. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Assumed premiums amounted to $7.0, $7.1 and $6.4 for 2007, 2006 and 2005, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	Year ended December 31
	2007	2006	2005

	(In Thousands)
Premiums	$ 92,068	$ 43,486 $	52,296
Benefits paid or provided	41,916	46,703	47,487
Policy and contract liabilities at year end	218,799	163,296	146,566

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The Company has been in dispute with the National Travelers Life Company ("NTL") over a cancer block of business that was subject to two Modified Coinsurance Agreements ("Agreements") between the parties that ceded 95% of this insurance from the Company to NTL. During 2004, this dispute was filed with an independent arbitration panel ("Panel").

During the third quarter of 2006, a settlement was reached with NTL to resolve all outstanding issues with the exception of fees and expenses and the agreements were commuted as of September 5, 2006. The Company recognized $21.2 in pretax income related to this settlement in 2006.

The amount of reinsurance commuted during 2006 included benefits received of $45.0, expense allowance adjustments of $13.0 and premiums of $36.7.

11. Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Superintendent of the State of New York is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

The Company did not receive capital contributions during 2007 or 2006. The Company paid ordinary dividends to ReliaStar on a quarterly basis in the amount of $4.7 each for a total of $18.7 on March 31, June 30, September 30 and December 31, 2007. Timely notice was given for these dividend payments to the New York Insurance Department. The New York Insurance Department does not require notice or approval for ordinary dividends.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

12. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2007		2006

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(In Thousands)
Assets:
Bonds	$ 1,751,153	$ 1,724,144	$ 1,704,470	$ 1,694,584
Preferred stocks	3,973	3,674	4,955	4,888
Unaffiliated common stocks	1,674	1,674	641	641
Mortgage loans	136,154	141,355	158,174	161,737
Derivatives securities	1,334	1,334	932	932
Contract loans	100,781	100,781	97,662	97,662
Cash, cash equivalents and
short term investments	44,895	44,895	64,965	64,965
Separate account assets	1,114,687	1,114,687	876,248	876,248
Liabilities:
Policyholder funds	1,567	1,567	1,614	1,614
Separate account liabilities	1,114,687	1,114,687	873,631	873,631

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.7% and 11.8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2007 and 2006 is $1.7 billion and $1.7 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

13. Commitments and Contingencies

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $12.0 and $3.0 at December 31, 2007 and 2006, respectively. The Company is also committed to provide additional capital contributions of $18.7 and $16.6 at December 31, 2007 and 2006, respectively, in partnerships reported in other invested assets not on the balance sheets.

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Operating Leases: The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. During the years ended December 31, 2007, 2006 and 2005, rent expense totaled $0.1, $0.2 and $0.2, respectively.

At December 31, 2007, the minimum aggregate rental commitments for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2008	$ 136
2009	117
2010	65
2011	10
2012	10
Thereafter	14

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in the future periods.

The Company is not involved in any material sale leaseback transactions.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters - Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues - Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

14. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York, (“BONY"). Under this agreement, the Company can borrow up to $30 from BONY. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2007, 2006 and 2005, respectively. Additionally, there were no amounts payable to BONY at December 31, 2007 and 2006.

The Company maintains a line of credit agreement with Svenska Handelsbanken (“Svenska”). Under this agreement, the Company can borrow up to $30 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2007 or 2006. There were no amounts payable to Svenska at December 31, 2007 and 2006. The Company did not have this agreement in 2005.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $30. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2007, 2006 and 2005. There were no amounts payable to PNC Bank at December 31, 2007 and 2006.

The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short term cash requirements. Under this agreement, which expires January 31, 2007, the Company and ING AIH can borrow up to 5% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15% . Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The receivable for these loans are reported as an asset in other invested assets. The payable is recorded in borrowed money.

37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred no interest expense for the year ended December 31, 2007.

The Company had no borrowings during 2007. The Company borrowed $290.0 and repaid $290.0 in 2006 and borrowed $530.2 and repaid $530.2 in 2005. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. There was no interest paid on borrowed money during 2007 and interest paid was immaterial during 2006 and 2005, respectively.

The Company is the beneficiary of letters of credit totaling $30.2; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2007 and 2006.

15. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $2.4, $2.6, and $2.6 for the years ended December 31, 2007, 2006 and 2005, respectively.

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, ING North America Insurance (“INAIC”) and ING Financial Advisers, LLC (“ING FA”) whereby the affiliated insurers, INAIC and ING FA provide certain administrative, management, professional, advisory, consulting and other services to the Company. The total expenses incurred for all of these services was $51.2, $52.6 and $39.6 for the years ended December 31, 2007, 2006 and 2005, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns.

Reinsurance: During 2007, the Company ceded premium and ceded reserves to ReliaStar of $42.8 and $46.2, respectively. The amount of insurance inforce ceded to ReliaStar

38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

was $278.6 at December 31, 2007. The Company realized a deferred gain after tax of $41.4 on the transaction.

16.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $0.2 and $0.1 as of December 31, 2007 and 2006, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.2 and $0.2 as of December 31, 2007 and 2006, respectively, for future credits to premium taxes for assessments already paid.

17.	Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 32,814

The aggregate amount of premiums written through managing general agents or third party administrators during 2007 is $33.7.

39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2007	2006

	(In Thousands)
Balance at January 1	$ 11,972	$ 7,350
Less reinsurance recoverables	832	3,624

Net balance at January 1	11,140	3,726

Incurred related to:
Current year	21,510	17,452
Prior years	7,054	(2,543)

Total incurred	28,564	14,909

Paid related to:
Current year	10,124	5,989
Prior years	16,731	1,506

Total paid	26,855	7,495

Net balance at December 31	12,849	11,140
Plus reinsurance recoverables	1,090	832

Balance at December 31	$ 13,939	$ 11,972

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

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333-117617	April 2008